N-4	May 18, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	AuguStar Variable Account A
Entity Central Index Key	0000073981
Entity Investment Company Type	N-4
Document Period End Date	May 18, 2026
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Important Information You Should Consider About the Contract

Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	Yes. If You withdraw money from the Contract within 7 years after Your last Purchase Payment, a withdrawal charge may apply. The maximum withdrawal charge is 8%, as a percentage of Purchase Payments withdrawn. For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.	Fees and Expenses Table Fees and Charges the Company Deducts – Withdrawal Charge
Are There Transaction Charges?	Yes. In addition to withdrawal charges, You may be charged for other transactions. You will be charged for each transfer after the first 25 transfers in any Contract year during the accumulation phase. There may be taxes on Purchase Payments.	Fees and Expenses Table Fees and Charges the Company Deducts – Transfer Fee
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options and Optional Benefits You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.

Fees and Expenses Table Fees and Charges the Company Deducts Appendix A – Investment Options Available under the Contract
	Annual Fee	Minimum	Maximum
	1. Base Contract	1.31%[1]	1.31%[1]
	2. Underlying Fund fees and expenses	0.50%[2]	1.49%[2]
	3. Optional Benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Supplement [3]	See Rate Sheet Supplement [3]

1 As a percentage of the average daily net asset value in the Variable Portfolios.

2 As a percentage of Underlying Fund average net assets, before any expense reimbursement or fee waiver arrangement.

3 As a percentage of Protected Benefit Base.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges during the withdrawal charge period that substantially increase costs.

Lowest Annual Cost: See Rate Sheet Supplement	Highest Annual Cost: See Rate Sheet Supplement

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive Underlying Fund fees and expenses

● No Optional Benefits

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Optional Benefits and Underlying Fund fees and expenses

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	Yes. If You withdraw money from the Contract within 7 years after Your last Purchase Payment, a withdrawal charge may apply. The maximum withdrawal charge is 8%, as a percentage of Purchase Payments withdrawn. For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.	Fees and Expenses Table Fees and Charges the Company Deducts – Withdrawal Charge

Transaction Charges [Text Block]
Are There Transaction Charges?	Yes. In addition to withdrawal charges, You may be charged for other transactions. You will be charged for each transfer after the first 25 transfers in any Contract year during the accumulation phase. There may be taxes on Purchase Payments.	Fees and Expenses Table Fees and Charges the Company Deducts – Transfer Fee

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?

Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options and Optional Benefits You choose. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.

Fees and Expenses Table Fees and Charges the Company Deducts Appendix A – Investment Options Available under the Contract
	Annual Fee	Minimum	Maximum
	1. Base Contract	1.31%[1]	1.31%[1]
	2. Underlying Fund fees and expenses	0.50%[2]	1.49%[2]
	3. Optional Benefits available for an additional charge (for a single optional benefit, if elected)	See Rate Sheet Supplement [3]	See Rate Sheet Supplement [3]

1 As a percentage of the average daily net asset value in the Variable Portfolios.

2 As a percentage of Underlying Fund average net assets, before any expense reimbursement or fee waiver arrangement.

3 As a percentage of Protected Benefit Base.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges during the withdrawal charge period that substantially increase costs.

Lowest Annual Cost: See Rate Sheet Supplement	Highest Annual Cost: See Rate Sheet Supplement

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive Underlying Fund fees and expenses

● No Optional Benefits

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Optional Benefits and Underlying Fund fees and expenses

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Lowest and Highest Annual Cost [Table Text Block]

Lowest Annual Cost: See Rate Sheet Supplement	Highest Annual Cost: See Rate Sheet Supplement

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Least expensive Underlying Fund fees and expenses

● No Optional Benefits

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Assumes:

● Investment of $100,000

● 5% annual appreciation

● Most expensive combination of Optional Benefits and Underlying Fund fees and expenses

● No sales charges

● No additional Purchase Payments, transfers or withdrawals

Risks [Table Text Block]

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	Principal Risks of Investing in the Contract
Is this a Short-Term Investment?	No. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. Withdrawals from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawals could significantly reduce the value of Your Contract and also significantly reduce or terminate Contract benefits. Tax deferral and long-term income are generally more beneficial to long-term investors.	Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?	The Contract is subject to risk of poor investment performance and can vary depending on the performance of the Variable Portfolios. The Variable Portfolios each have their own unique risks. Investors should review the available investment options before making an investment decision.	Principal Risks of Investing in the Contract More Information – Investment Options
What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to Us, AuguStar Life Insurance Company. Any obligations (including under the Fixed Accounts), guarantees, and benefits of the Contract are subject to the claims-paying ability of AuguStar Life. More information about AuguStar Life, including Our financial strength ratings, is available upon request by calling Us at 888.925.6446.	AuguStar Life Insurance Company Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes. There are restrictions that may limit the investment options that You may choose. We reserve the right to limit Your allocation of Purchase Payments to no more than 25 of the available investment options with prior written notice. We reserve the right to add, remove, or substitute Variable Portfolios. The minimum transfer amount is $300 unless the Variable Portfolio balance is less than $300, then the entire balance in that Variable Portfolio may be transferred. Your ability to transfer amounts from and to the Fixed Accounts, if available, may be restricted. We reserve the right to refuse or limit subsequent Purchase Payments.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract. If the Contract is purchased through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit. Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawal and there may be tax penalties if withdrawals are taken before You reach age 59 ½.
Investment Professional Compensation [Text Block]	Your financial professional may receive compensation for selling this Contract to You in the form of commissions, revenue sharing, and other compensation programs. Accordingly, Your financial professional may have a financial incentive to offer or recommend this Contract over another investment. You should ask Your financial professional about how they are compensated.
Exchanges [Text Block]	Some financial professionals have a financial incentive to offer an investor a new Contract in place of the one the investor already owns. An investor should only exchange a Contract if the investor determines, after comparing the features, fees, and risks of both Contracts, and any fees or penalties to terminate the existing Contract, that it is preferable for the investor to purchase the new Contract rather than continue to own the existing Contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

Fees and Expenses Table

The tables below describe the fees and expenses You will pay when You buy, own, and make a full or partial withdrawal from an investment option or Your Contract. Please refer to Your Contract’s specification page for information about the specific fees You will pay each year based on the options You have elected.

The first table describes the fees and expenses You will pay at the time You buy the Contract, make a full or partial withdrawal from an investment option or Your Contract, or transfer Contract Value between investment options. Charges designed to approximate certain taxes that may be imposed on Us, such as premium taxes in Your state, may also apply.

Transaction Expenses

Withdrawal Charge (as a percentage of Purchase Payments Withdrawn)(1)	8%
Transfer Fee(2)	$25

(1)	The withdrawal charge applies as follows:

Number of completed years from date of Purchase Payment	0	1	2	3	4	5	6	7+
Withdrawal charge Rate	8%	8%	7%	6%	5%	4%	3%	0%

The withdrawal charge is deducted from the withdrawal amount paid. The withdrawal will reduce Your Contract Value dollar for dollar proportionally from the applicable investment options.

The Contract allows a limited amount of Contract Value to be withdrawn annually without a withdrawal charge. Please refer to Free Withdrawal Amount in the “Fees and Charges of the Contract” section. The maximum amount You can take as a withdrawal annually without a withdrawal charge is the greatest of: (1) 10% of Purchase Payments that are still subject to a withdrawal charge; (2) any amount withdrawn to meet required minimum distributions; or (3) for those Contracts with an Optional Benefit, withdrawals up to the MPAW.

(2) We permit 25 free transfers between Your Variable Portfolios each Contract year. This limit does not apply for transfers made pursuant to Our Enhanced Dollar Cost Averaging program or Our Rebalancing program. We may charge You $25 for each additional transfer over 25 in a Contract year.

The next table describes the fees and expenses that You will pay each year during the time that You own the Contract (not including Underlying Fund fees and expenses). If You choose to purchase an Optional Benefit, You will pay additional charges, as shown below.

Annual Contract Expenses

Annual Contract Fee (1)	$50
Base Contract Expenses (as a percentage of daily net assets in the Variable Portfolios)	1.30%
Optional Benefit Fees as a percentage of the Protected Benefit Base(2) (3)
Daily – Single Covered Life	2.50%
Daily – Joint Covered Lives	2.50%
Level – Single Covered Life	2.50%
Level – Joint Covered Lives	2.50%
Protector – Single Covered Life (4)	2.50%
Boost – Single Covered Life	2.50%
Boost – Joint Covered Lives	2.50%
Optional Death Benefit Fee as a percentage of the Protected Death Benefit Base (5)
Protected Death Benefit Single covered Life (4)	1.50%

(1)	A $50 Annual Contract Fee is assessed on each Contract anniversary and upon full withdrawal of the Contract. This charge reimburses Us for administrative fees involved in issuing and maintaining the Contract. If on any Contract anniversary (or on the date of a full withdrawal) the Contract Value is $50,000 or more, We will waive the Annual Contract Fee.

(2)	This table discloses the guaranteed maximum charge for each Optional Benefit. For new Optional Benefit elections, current charges for the Optional Benefits are disclosed in the Rate Sheet Supplement. During the Charge Freeze Period, We will not increase the Optional Benefit fee. Thereafter, We may increase the Optional Benefit Fee by the Maximum Annual Optional Benefit Fee Adjustment amount up to the Maximum Optional Benefit Fee as identified in the Rate Sheet Supplement. More information about the Charge Freeze Period and adjustment to the Maximum Optional Benefit Fee may be found in Optional Benefit Fee of “Fees and Charges of the Contract”. You may elect only one Optional Benefit.

Other than increases to the Protected Death Benefit Fee, You can opt out of the fee increase. If You choose to opt out of a fee increase, there will be no future benefit feature increases (such as roll-ups, step-ups, and Deferral Credit Rates). If an Optional Benefit is terminated, the fee(s) for the benefit will no longer be charged.

(3)	The Protected Benefit Base is a value used to determine Your Protected Lifetime Withdrawals and Protected Lifetime Income Amounts and the fees for Your Optional Benefits. It is adjusted over time by Purchase Payments, step-ups, or roll-ups and reduced proportionally by Excess and Pre-Lifetime Withdrawals. It is not the same as Your Contract Value. Please refer to the Protected Benefit Base in “Optional Benefits”. During the Charge Freeze Period, We will not increase the Protected Death Benefit fee.

(4)	Protector and the Protected Death Benefit are not available for Joint Covered Lives. If You elect Protector, You will pay both the Optional Benefit Fee and the Protected Death Benefit Fee. The Protected Death Benefit Fee is only applicable to Protector. You cannot opt out of increases to the Protected Death Benefit Fee.

(5)	The Protected Death Benefit Base is a value used to determine Your Protected Death Benefit. It is not the same as Your Contract Value. Please refer to Protector in “Optional Benefits”.

The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found at the back of this document. Please refer to “Appendix A – Investment Options Available Under the Contract”.

Annual Underlying Funds Expenses

	Minimum	Maximum
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.50%	1.49%

Example

This Example is intended to help You compare the cost of investing in the Variable Portfolios with the cost of investing in other annuity Contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Underlying Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Portfolios. Your costs could differ from those shown below if You invest in Fixed Accounts.

The Example assumes that You invest $100,000 in the Variable Portfolios for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of annual Underlying Fund expenses and Optional Benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

	1 year	3 years	5 years	10 years
If You fully withdraw Your Contract at the end of the applicable time period	$12,790	$22,390	$32,451	$72,676
If You annuitize at the end of the applicable time period	$4,790	$15,390	$27,451	$72,676
If You do not fully withdraw Your Contract	$4,790	$15,390	$27,451	$72,676

Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge (as a percentage of Purchase Payments Withdrawn)(1)	8%
Transfer Fee(2)	$25

(1)	The withdrawal charge applies as follows:

Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

Annual Contract Fee (1)	$50
Base Contract Expenses (as a percentage of daily net assets in the Variable Portfolios)	1.30%
Optional Benefit Fees as a percentage of the Protected Benefit Base(2) (3)
Daily – Single Covered Life	2.50%
Daily – Joint Covered Lives	2.50%
Level – Single Covered Life	2.50%
Level – Joint Covered Lives	2.50%
Protector – Single Covered Life (4)	2.50%
Boost – Single Covered Life	2.50%
Boost – Joint Covered Lives	2.50%
Optional Death Benefit Fee as a percentage of the Protected Death Benefit Base (5)
Protected Death Benefit Single covered Life (4)	1.50%

(1)	A $50 Annual Contract Fee is assessed on each Contract anniversary and upon full withdrawal of the Contract. This charge reimburses Us for administrative fees involved in issuing and maintaining the Contract. If on any Contract anniversary (or on the date of a full withdrawal) the Contract Value is $50,000 or more, We will waive the Annual Contract Fee.

(2)	This table discloses the guaranteed maximum charge for each Optional Benefit. For new Optional Benefit elections, current charges for the Optional Benefits are disclosed in the Rate Sheet Supplement. During the Charge Freeze Period, We will not increase the Optional Benefit fee. Thereafter, We may increase the Optional Benefit Fee by the Maximum Annual Optional Benefit Fee Adjustment amount up to the Maximum Optional Benefit Fee as identified in the Rate Sheet Supplement. More information about the Charge Freeze Period and adjustment to the Maximum Optional Benefit Fee may be found in Optional Benefit Fee of “Fees and Charges of the Contract”. You may elect only one Optional Benefit.

Other than increases to the Protected Death Benefit Fee, You can opt out of the fee increase. If You choose to opt out of a fee increase, there will be no future benefit feature increases (such as roll-ups, step-ups, and Deferral Credit Rates). If an Optional Benefit is terminated, the fee(s) for the benefit will no longer be charged.

(3)	The Protected Benefit Base is a value used to determine Your Protected Lifetime Withdrawals and Protected Lifetime Income Amounts and the fees for Your Optional Benefits. It is adjusted over time by Purchase Payments, step-ups, or roll-ups and reduced proportionally by Excess and Pre-Lifetime Withdrawals. It is not the same as Your Contract Value. Please refer to the Protected Benefit Base in “Optional Benefits”. During the Charge Freeze Period, We will not increase the Protected Death Benefit fee.

(4)	Protector and the Protected Death Benefit are not available for Joint Covered Lives. If You elect Protector, You will pay both the Optional Benefit Fee and the Protected Death Benefit Fee. The Protected Death Benefit Fee is only applicable to Protector. You cannot opt out of increases to the Protected Death Benefit Fee.

(5)	The Protected Death Benefit Base is a value used to determine Your Protected Death Benefit. It is not the same as Your Contract Value. Please refer to Protector in “Optional Benefits”.

Annual Portfolio Company Expenses [Table Text Block]

Annual Underlying Funds Expenses

	Minimum	Maximum
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.50%	1.49%

Example

This Example is intended to help You compare the cost of investing in the Variable Portfolios with the cost of investing in other annuity Contracts that offer variable options. These costs include transaction expenses, annual Contract expenses, and annual Underlying Fund expenses.

The Example assumes all Contract Value is allocated to the Variable Portfolios. Your costs could differ from those shown below if You invest in Fixed Accounts.

The Example assumes that You invest $100,000 in the Variable Portfolios for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of annual Underlying Fund expenses and Optional Benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

	1 year	3 years	5 years	10 years
If You fully withdraw Your Contract at the end of the applicable time period	$12,790	$22,390	$32,451	$72,676
If You annuitize at the end of the applicable time period	$4,790	$15,390	$27,451	$72,676
If You do not fully withdraw Your Contract	$4,790	$15,390	$27,451	$72,676

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

Principal Risks of Investing in the Contract

The risks identified below are the principal risks of investing in the Contract. The Contract may be subject to additional risks other than those identified and described in this Prospectus.

Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees Your investment in this Contract.

Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawals could significantly reduce the value of Your Contract and also significantly reduce or terminate Contract guarantees, including the death benefit. The benefits of tax deferral, long-term income, and living benefit protections are generally more beneficial to investors with a long-term horizon.

Risks Associated with Variable Portfolios. You bear all the investment risk for Contract Value allocated to the Variable Portfolios, each of which invests in an Underlying Fund. If the Variable Portfolios You select increase in value, Your Contract Value will go up; if they decrease in value, Your Contract Value will go down. How much a Variable Portfolio goes up or down in value mainly depends on the performance of its Underlying Fund. Each Underlying Fund has its own unique investment risks. Even a Variable Portfolio investing in a money market fund may have negative returns, particularly due to the fees and charges deducted from the Separate Account. There is no guarantee that any Underlying Fund will meet its investment objective. You can investigate the Underlying Funds by reviewing their prospectuses, statements of additional information, and annual and semi-annual reports.

Insurance Company Risk. We are the only company that has any legal responsibility to pay amounts We owe under the Contract. The general obligations and any living benefits under the Contract are supported by Our general account and are subject to Our claims-paying ability. You should look solely to Our financial strength for Our claims-paying ability. If We undergo financial distress, We may not be able to meet Our contractual obligations to Our investors.

Withdrawal Risk (Illiquidity Risk). Withdrawals may be subject to withdrawal charges, income tax, and may be subject to tax penalties if taken before age 59 ½. Withdrawals generally reduce the death benefit, perhaps significantly. If You elect an Optional Benefit, an early withdrawal (Pre-Lifetime Withdrawal) or Excess Withdrawal may significantly reduce or terminate the benefit. The reduction to a benefit may be greater than the amount withdrawn.

Transfer Limitation Risk. We may close investment options to transfers of Contract Value. We may limit the number, frequency, method or amount of transfers among investment options. Transfers to and from a Fixed Account may be subject to significant restrictions. You should consider how Our ability to limit transfers may impede Your ability to reallocate Contract Value in response to changes in personal circumstances and market conditions.

Investment Requirements Risk. If You elect an Optional Benefit, You will be subject to Investment Requirements, which means Your allocations among the investment options will be subject to certain requirements and restrictions. We impose Investment Requirements to reduce the risk of investment losses that may require Us to use Our own assets to make guaranteed payments under an Optional Benefit. The Investment Requirements may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and the value of Your guaranteed benefits.

Managed Volatility Risk. Certain Underlying Funds may employ risk management strategies to provide for downside protection during sharp downturn movements in equity markets. These Underlying Funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the Underlying Funds. These strategies could limit the upside participation in the Underlying Fund in rising equity markets relative to other Underlying Funds. The death benefits and Optional Benefits offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Optional Benefits, which can limit the Contract’s upside participation in the markets. Many of these Underlying Funds are included in the Investment Requirements associated with the Optional Benefits. Therefore, electing an Optional Benefit will similarly involve risk management strategies that, in periods of high market volatility, could limit Your participation in market gains. This may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and the value of Your guaranteed benefits. For more information on these Underlying Funds and their risk management strategies, please see the Underlying Funds’ prospectuses.

Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse or limit any Purchase Payment(s).

Minimum Contract Value Risk. Where permitted by state law, We may terminate Your Contract if Your Contract Value is less than $5,000 as a result of withdrawals and/or fees and charges. We will not exercise this right if You have an in-force Optional Benefit. We will provide You with 60 days written notice that Your Contract is being terminated. At the end of the notice period, We will distribute the Contract’s remaining value to You.

Contract Changes Risk. We may, at any time, exercise Our rights to limit or terminate contributions, allocations and transfers to any of the investment options. We reserve the right, subject to compliance with laws that apply, to substitute Underlying Funds for Variable Portfolios, remove Variable Portfolios from the Separate Account, to combine any two or more Variable Portfolios, to restrict or eliminate any voting rights as to the Separate Account, and to limit the number of Variable Portfolios You may select. You should evaluate whether Our ability to make the changes described above, and Your ability to react to such changes, are appropriate based on Your investment goals. When such changes occur, You should also evaluate whether those changes are appropriate based on Your investment goals and, if not, You should evaluate Your options under the Contract, which may be limited and may have negative consequences associated with them.

Separate Account Change Risk. Your Contract is supported by a registered Separate Account that invests in Variable Portfolios that invest in Underlying Funds, and the value of Your Contract depends on the investment performance of those Underlying Funds, including the risk of loss of principal.

We reserve the right, within the law, to make additions, deletions and substitutions for the Variable Portfolios offered by VAA. We may substitute shares of other Variable Portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of one or more of the Variable Portfolios should become inappropriate for purposes of the Contract, in the judgment of Our management. The new Variable Portfolio may have higher fees and charges than the existing Variable Portfolio and not all Variable Portfolios may be available to all classes of contracts. No substitution or deletion will be made to the Contract without prior notice to You and before any necessary orders of the SEC in accordance with the 1940 Act, and Your prior approval if required by law.

We also reserve the right to establish additional Variable Portfolios, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more Variable Portfolios if, in Our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a Variable Portfolio without prior notice to You and before any necessary order of the SEC, and Your prior approval, if required by law. Not all Variable Portfolios may be available to all classes of contracts.

If permitted by law, and with Your prior approval if required by law, We may create a new separate account; deregister VAA under the 1940 Act in the event such registration is no longer required; manage VAA under the direction of committee; or combine VAA with one of Our other separate accounts. Further, to the extent permitted by applicable law, We may transfer the assets of VAA to another separate account.

Optional Benefits Risk. The Optional Benefits (guaranteed lifetime withdrawal benefits) have different features. If You elected an Optional Benefit and do not use it, or if the contingencies upon which the benefit depend never occur, You will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an Optional Benefit, if any, will ultimately be less than the amount You paid for the benefit. Some Optional Benefit fees’ may be currently charged at less than their maximum amounts. We may increase these charges up to the maximum charge, subject to the terms of the Optional Benefit. We will provide prior written notice of when We increase fees and supplement the prospectus as applicable. You are responsible for managing Your withdrawal activity in accordance with the terms of an Optional Benefit. All withdrawals under an Optional Benefit – Pre-Lifetime Withdrawal, Protected Lifetime Withdrawals, Excess Withdrawals – may result in taxes and tax penalties, as well as other adverse consequences (e.g., significant reductions in the death benefit, reduced likelihood of step-ups).

A Pre-Lifetime Withdrawal or Excess Withdrawal may be subject to withdrawal charges. In addition, a Pre-Lifetime Withdrawal or Excess Withdrawal may significantly reduce Your benefit. A Pre-Lifetime Withdrawal or Excess Withdrawal will proportionately reduce the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base (if applicable). Each of these reductions could be greater than the amount of the Pre-Lifetime Withdrawal or Excess Withdrawal. If a Pre-Lifetime Withdrawal or Excess Withdrawal reduces Your Contract Value to zero, Your Contract and the Optional Benefit will immediately terminate. Please refer to “Optional Benefits”.

To read more about potential business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks, please see the Statement of Additional Information (SAI).

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.

Optional Benefits Available for Election

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations
Level	Provides a consistent, level amount of lifetime withdrawals and income.	2.50% (as a percentage of the Protected Benefit Base)

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the Benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will reduce the Deferral Credit Rate.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

Daily	Provides a consistent level amount of lifetime withdrawals and income with potential additional benefits as a result of quarterly step-ups looking back at the previous quarter’s daily values.	2.50% (as a percentage of the Protected Benefit Base)

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets). There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

●    No guarantee that more frequent Step-up opportunities will increase Your Benefit.

Boost	Provides a consistent level amount of lifetime withdrawals and income with higher withdrawals than income payments.	2.50% (as a percentage of the Protected Benefit Base)

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the Benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations

●    Maximum Protected Annual Withdrawal Rates during the Protected Lifetime Income Period are lower than rates during the Protected Lifetime Withdrawal Period.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

Protector Protected Death Benefit	Provides a consistent level amount of lifetime withdrawals and income with an enhanced death benefit.	2.50% (as a percentage of the Protected Benefit Base) and 1.50% (as a percentage of the Protected Death Benefit Base)

●    No guarantee that the death benefit will become payable, that the amount paid would be greater than the standard death benefit.

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to owners between ages 45 and 75.

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets). There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    An additional fee applies to the Protected Death Benefit.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the benefits. A reduction to Your benefits could be more than the amount withdrawn.

●    Fees may be increased after the Charge Freeze Period; opting out of a fee increase will affect the Benefit and the Contract.

●    Roll-ups to the Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Joint Covered Lives option is not available.

●    Subject to termination conditions.

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations
● Protected Death Benefit will terminate if Contract Value is reduced to zero or You enter into the Protected Lifetime Income Period, but any available Protected Lifetime Income Amount would continue.

*	Current annual charges for the Optional Benefits are provided in the Rate Sheet Supplement, which must accompany this prospectus and is also available at www.augustarfinancial.com/starstream.

Standard Benefits (included in the Contract at no additional charge)

Name of Benefit	Purpose	Brief Description of Restrictions/Limitations
Return of Purchase Payment Death Benefit	Provides a death benefit upon the death of Annuitant that is at least the higher of: (a) the Contract Value and (b) the total amount You paid in, proportionally reduced for any withdrawals.

●    Replaced by the Protected Death Benefit if the Protector Optional Benefit is elected.

●    Terminates on annuitization.

●    Terminates if Contract Value is reduced to zero.

●    Withdrawals may significantly reduce or terminate benefit.

Enhanced Dollar-Cost Averaging	Automatically transfers a dollar amount from the EDCA Fixed Account to the pre-selected Variable Portfolio(s) on a monthly or quarterly basis.

●    Available only during the accumulation phase.

●    The minimum amount for each transfer out is $300.

●    Transfers may be made monthly or quarterly for 6-month or 12-month durations.

●    Transfers will not count towards the free transfer limit allowed per year.

●    Only applies to new Purchase Payments.

Rebalancing	Allows You to automatically reallocate Your Contract Value among Your Variable Portfolios on a periodic basis based on Your allocation instructions

●    Available only during the accumulation phase.

●    Transfers are available quarterly, semi-annually, or annually.

●    Transfers will not count towards the free transfer limit allowed per year.

●    Contract Value allocated to the Fixed Accounts will not be included in rebalancing.

Spousal Continuation	Allows a surviving spouse to continue the Contract instead of receiving an immediate death benefit.

●    Available only to a surviving spouse and only if certain ownership and Annuitant conditions are met.

●    No death benefit is paid at the time of continuation; instead, the death benefit value becomes the starting value of the continued Contract and future benefits are based on the spouse’s age at continuation.

●    Only one spousal continuation is permitted per Contract.

●    Additional conditions may apply if an Optional Benefit is in effect.

Owner Directed Payout	Allows an owner to specify, in advance, how a death benefit will be paid to the Beneficiary, subject to applicable law.

●    Payout instructions must comply with federal tax laws and other applicable requirements.

●    Certain options are available only for non-qualified Contracts and may be subject to timing, eligibility, and Beneficiary limitations.

●    Instructions may not apply or may be changed if a Beneficiary or successor owner continues the Contract under certain options.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations
Level	Provides a consistent, level amount of lifetime withdrawals and income.	2.50% (as a percentage of the Protected Benefit Base)

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the Benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will reduce the Deferral Credit Rate.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

Daily	Provides a consistent level amount of lifetime withdrawals and income with potential additional benefits as a result of quarterly step-ups looking back at the previous quarter’s daily values.	2.50% (as a percentage of the Protected Benefit Base)

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets). There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

●    No guarantee that more frequent Step-up opportunities will increase Your Benefit.

Boost	Provides a consistent level amount of lifetime withdrawals and income with higher withdrawals than income payments.	2.50% (as a percentage of the Protected Benefit Base)

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the Benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations

●    Maximum Protected Annual Withdrawal Rates during the Protected Lifetime Income Period are lower than rates during the Protected Lifetime Withdrawal Period.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

Protector Protected Death Benefit	Provides a consistent level amount of lifetime withdrawals and income with an enhanced death benefit.	2.50% (as a percentage of the Protected Benefit Base) and 1.50% (as a percentage of the Protected Death Benefit Base)

●    No guarantee that the death benefit will become payable, that the amount paid would be greater than the standard death benefit.

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to owners between ages 45 and 75.

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets). There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    An additional fee applies to the Protected Death Benefit.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the benefits. A reduction to Your benefits could be more than the amount withdrawn.

●    Fees may be increased after the Charge Freeze Period; opting out of a fee increase will affect the Benefit and the Contract.

●    Roll-ups to the Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Joint Covered Lives option is not available.

●    Subject to termination conditions.

Name of Benefit	Purpose	Maximum Optional Benefit Fee*	Brief Description of Restrictions/Limitations
● Protected Death Benefit will terminate if Contract Value is reduced to zero or You enter into the Protected Lifetime Income Period, but any available Protected Lifetime Income Amount would continue.

*	Current annual charges for the Optional Benefits are provided in the Rate Sheet Supplement, which must accompany this prospectus and is also available at www.augustarfinancial.com/starstream.

Benefit Standard or Optional [Text Block]

Yes. There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefits, Optional Benefits). Except as otherwise provided, a benefit may not be modified or terminated by the Company.

Optional Benefits are subject to Investment Requirements that limit or restrict the investment options available. If You elect an Optional Benefit, You may be required to invest a certain percentage of Your Purchase Payment and/or Contract Value in certain Variable Portfolios and the Protected Fixed Account. We reserve the right to modify any Investment Requirements in the future for prospectively issued Contracts.

We reserve the right to discontinue offering any Optional Benefit for new Contracts. We reserve the right to refuse or limit subsequent Purchase Payments, and We reserve the right to prohibit or limit additional Purchase Payments under certain benefits.

Withdrawals may significantly reduce the value of Your Contract benefits, including the death benefit.

Withdrawals that exceed limits specified by the terms of an Optional Benefit may reduce the Protected Benefit Base by an amount greater than the value withdrawn, and/or could terminate the Optional Benefit.

Operation of Benefit [Text Block]

Optional Benefits

Overview of Optional Benefits

This section describes the Level, Daily, Boost and Protector Optional Benefits, each of which may be elected for an additional charge. One Optional Benefit may be elected either at time of Contract issue or on a Contract anniversary upon spousal continuation.

With the Optional Benefits, You can receive lifetime withdrawals (the Protected Lifetime Withdrawals) or lifetime income payments (Protected Lifetime Income) if You satisfy certain requirements. Additionally, if You wait longer to begin taking withdrawals, You may receive a higher benefit with a Deferral Credit. Generally, when You start receiving withdrawals, the maximum amount You receive will be locked-in. However, You are allowed a one-time withdrawal without locking in Your future withdrawals or income payments (the Pre-Lifetime Withdrawal). A Pre-Lifetime Withdrawal or Excess Withdrawal may proportionately reduce or prematurely terminate Your Optional Benefit.

A proportionate reduction may result in a reduction to Your benefit that could be more than the amount withdrawn. A proportionate reduction is a reduction made by applying the same percentage decrease as the decrease to Contract Value. For example, assume Your Contract Value is $90,000 and Your Protection Benefit Base is $100,000. You take a Pre-Lifetime Withdrawal of $4,500. Your Protected Benefit Base is reduced in the same proportion as the reduction to the Contract Value ($4,500 / $90,000) which is 5%. The new Protected Benefit Base is $95,000 ($100,000 minus $100,000 x 5%).

You can only have one Optional Benefit in effect at a time. All features will be based on the age of the Covered Life or younger Covered Life for joint benefits at that time. Before choosing a benefit, talk with Your financial professional to find the one that best fits Your financial goals.

The Optional Benefits do not guarantee investment performance. We reserve the right to discontinue any Optional Benefit in the future. We may also make different versions of the Optional Benefits available for new purchasers. If an Optional Benefit is elected, additional Purchase Payments after the first yearly Benefit Anniversary will be limited to $50,000 per Benefit Year without Our prior approval. The total Protected Benefit Base for a Covered Life cannot exceed the Optional Benefit Maximum. This limit applies in aggregate across all Contracts with a guaranteed living benefit You have with Us and Our affiliates, including Contracts issued prior to January 2026.

Protected Benefit Base

The Protected Benefit Base is a value used to calculate the amount of lifetime withdrawals (Protected Lifetime Withdrawals) or lifetime income payments (Protected Lifetime Income Amount) available under the Optional Benefits. The Protected Benefit Base is not Your Contract Value, is not available as a lump sum, and not payable as death benefit.

All lifetime withdrawal and lifetime income amounts are determined by applying the applicable MPAW Rate (and any applicable Deferral Credit Rate) to the Protected Benefit Base.

The Protected Benefit Base is determined by related values—the Roll-Up Base and the Step-Up Base.

The Roll-Up Base is designed to increase the Protected Benefit Base over time by applying a simple interest rate (the Roll-Up Rate) when certain requirements are met.

The Step-Up Base is designed to increase the Protected Benefit Base by capturing Contract Value growth either quarterly or yearly after Your Optional Benefit starts (the Benefit Date Anniversary), subject to applicable adjustments.

Your Protected Benefit Base will be reset to the greater of the Step-Up Base or the Roll-Up Base, After the first Benefit Year and each yearly Benefit Date Anniversary, subject to the Optional Benefit maximum of $10 million. You have a yearly Benefit Date Anniversary for Level, Boost, and Protector and a quarterly Benefit Date Anniversary for Daily.

Your Initial Protected Benefit Base

If You elect an Optional Benefit when You buy Your Contract, Your initial Protected Benefit Base will be equal to Your initial Purchase Payments. If You elect to add an Optional Benefit through spousal continuation, Your initial Protected Benefit Base will be calculated as the Contract Value on the Benefit Date following the surviving spouse’s election of a new Optional Benefit, if available. The Maximum Permitted Annual Withdrawal (MPAW) Rate will be based on the surviving spouse’s age on that Benefit Date and the terms then in effect. Please refer to Spousal Continuation of the Optional Benefit in “Optional Benefits”.

Adjustments to Your Protected Benefit Base

The Protected Benefit Base will increase dollar-for-dollar for any subsequent Purchase Payment on the date We receive it.

The Protected Benefit Base will decrease proportionally for any Excess Withdrawals or the Pre-Lifetime Withdrawal by the same percentage the withdrawal reduced Your Contract Value on the date the withdrawal is taken. Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits” for more information.

The Protected Benefit Base can increase on the applicable Benefit Date Anniversary to the greater of the Roll-Up Base or Step-Up Base.

The total Protected Benefit Base for a Covered Life cannot exceed $10 million (Optional Benefit Maximum). This limit applies in aggregate across all Contracts with a guaranteed living benefit You have with Us and Our affiliates. We may limit the subsequent Purchase Payments to Your Contract.

Roll-Up Base

Your Roll-Up Base is used to determine the Protected Benefit Base on the yearly Benefit Date Anniversary, which in turn determines the guaranteed withdrawal and income amounts. During a limited period (the Roll-Up Period), the Roll-Up Base will be increased by a simple interest rate if required conditions are met.

Your Roll-Up Calculation Base is used solely to calculate the amount of simple interest added to the Roll-Up Base. The initial Roll-Up Calculation Base equals the initial Protected Benefit Base, increased by any subsequent Purchase Payment and adjusted proportionally for any Pre-Lifetime Withdrawal or Excess Withdrawal.

On each subsequent Benefit Anniversary Date during the Roll-Up Period, the Roll-Up Base is recalculated as the sum of the prior Roll-Up Base and simple interest equal to the Roll-Up Rate multiplied by the Roll-Up Calculation Base. Simple interest on Subsequent Purchase Payments made during the Roll-Up Period is calculated on a prorated basis from the date of payment to the next Benefit Date Anniversary.

Your Initial Roll-Up Base and Roll-Up Calculation Base

Your initial Roll-Up Base and Roll-Up Calculation Base are equal to Your initial Protected Benefit Base.

Adjustments to Your Roll-Up Base and Roll-Up Calculation Base during the Roll-Up Period

Your Roll-Up Base will increase on the yearly Benefit Date Anniversary as the sum of:

i.	Your most recent Roll-Up Base; and
ii.	The simple interest (Your Roll-Up Calculation Base x Roll-Up Rate)

If You make a subsequent Purchase Payment in the middle of a Benefit Year, the simple interest will be prorated based upon the number of days from the date of the subsequent Purchase Payment to the next Benefit Date.

Adjustments to Your Roll-Up Base and Roll-Up Calculation Base during and after the Roll-Up Period

Your Roll-Up Base and Your Roll-Up Calculation Base will increase dollar-for-dollar for any subsequent Purchase Payments.

Your Roll-Up Base and Your Roll-Up Calculation Base will decrease proportionally for any Excess Withdrawals or the Pre-Lifetime Withdrawal by the same percentage the withdrawal reduced Your Contract Value. Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits”.

Assuming You take no other withdrawals, You will still earn simple interest, but it will be based on the reduced Roll-Up Calculation Base. No matter when the Pre-Lifetime Withdrawal was taken during the year, interest will not be paid on a prorated basis.

You will only receive a roll-up to Your Protected Benefit Base if the following conditions are met:

i.	You do not take a withdrawal, other than a Pre-Lifetime Withdrawal, during the Benefit Year;
ii.	The Contract is still in Your Roll-Up Period;
iii.	The Roll-Up Base is greater than zero; and
iv.	You have not entered the Protected Lifetime Income Period.

Please refer to “Appendix D — Optional Benefit Examples” for roll-up examples.

Step-Up Base

Your Step-Up Base is a value that may be reset to a higher Contract Value on either the yearly Benefit Date Anniversary (for Level, Boost, or Protector) or quarterly Benefit Date Anniversary (for Daily).

Your Initial Step-Up Base.

Your initial Step-Up Base is equal to the initial Protected Benefit Base.

Adjustments to Your Step-Up Base

Your Step-Up Base will increase dollar-for-dollar for any subsequent Purchase Payments.

For Level, Boost, or Protector, Your Step-Up Base may increase on the yearly Benefit Date Anniversary if the Contract Value on that date is greater than Your current Step-Up Base (the “Annual Step-Up Base”). If Your Contract Value is lower than the Annual Step-Up Base, Your Step-Up Base will not change.

For Daily, Your Step-Up Base will increase on the quarterly Benefit Date Anniversary if the highest daily Contract Value in the past quarter is greater than the current Step-Up Base (the “Daily Step-Up Base”). If the daily Contract Value in the past quarter is lower than the Daily Step-Up Base, Your Step-Up Base will not change. Your Step-Up Base may decrease proportionally for any Excess Withdrawals or the Pre-Lifetime Withdrawal by the same percentage the withdrawal reduced Your Contract Value. Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits”.

Please refer to “Appendix D — Optional Benefit Examples” for step-up examples.

Pre-Lifetime Withdrawal

You may request one Pre-Lifetime Withdrawal without initiating the Protected Lifetime Withdrawal Period. The Pre-Lifetime Withdrawal will not lock in the MPAW Rate, will not stop the simple interest Roll-Up, and will not stop future Deferral Credits from being applied. However, the Pre-Lifetime Withdrawal will reduce the Protected Benefit Base, and consequently the MPAW amount calculated for subsequent years. The Pre-Lifetime Withdrawal will also reduce the Contract Value by the amount of the withdrawal, the return of purchase payment death benefit, and the Protected Death Benefit, if elected, as outlined below. The Pre-Lifetime Withdrawal may be subject to the Withdrawal Charges. You cannot take a Pre-Lifetime Withdrawal after You initiate the Protected Lifetime Withdrawal Period.

A Pre-Lifetime Withdrawal will cause a proportionate reduction to the Protected Benefit Base, the Roll-Up Base, the Roll-Up Calculation Base, the Step-Up Base, and the Protected Death Benefit Base as follows:

Reduction to Protected Benefit Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Protected Benefit Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Roll-Up Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Roll-Up Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Roll-Up Calculation Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Roll-Up Calculation Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Step-Up Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Step-Up Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Protected Death Benefit Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Protected Death Benefit Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

A Pre-Lifetime Withdrawal can significantly reduce or terminate Your future benefit. A reduction to Your future benefit could be more than the amount withdrawn.

All Pre-Lifetime Withdrawal requests must be made on an AuguStar form which is available by contacting Customer Service. If You request a withdrawal without using the AuguStar form, the withdrawal request will be treated as an MPAW request and will not be treated as a request for the Pre-Lifetime Withdrawal.

Please refer to “Appendix D — Optional Benefit Examples” for Pre-Lifetime Withdrawal examples.

Protected Lifetime Withdrawal

Your Protected Lifetime Withdrawal is the greater of Your MPAW or required minimum distribution amount. When You take Your first Protected Lifetime Withdrawal, You will lock in Your Maximum Protected Annual Withdrawal Rate and Your Deferral Credit Rate, if applicable, and start Your Protected Lifetime Withdrawal Period. Unless You request a one-time Pre-Lifetime Withdrawal, the first withdrawal You take will be considered a Protected Lifetime Withdrawal. A Protected Lifetime Withdrawal will reduce the Contract Value by the amount of the withdrawal.

The Protected Lifetime Withdrawal Period continues until:

(i)	The Optional Benefit is terminated in accordance with the Optional Benefit’s rider or the spousal continuation rider (refer to Termination of the Optional Benefit in “Optional Benefits”); or
(ii)	When the Optional Benefit enters into the Protected Lifetime Income Period.

If You take a Protected Lifetime Withdrawal and You are still in the Roll-Up Period, You will not receive a roll-up in that Benefit Year. However, if You do not take a withdrawal during the Benefit Year and You otherwise qualify for a roll-up, You may receive a roll-up during the Protected Lifetime Withdrawal Period. Subsequent Purchase Payments submitted after the first Protected Lifetime Withdrawal will increase the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, and Step-Up Base by the amount of the Purchase Payment.

Protected Lifetime Income

The Protected Lifetime Income Period will begin if Your Protected Benefit Base is greater than zero, on the earlier of:

(i)	The Latest Annuity Payout Date; or
(ii)	The date that the Contract Value is reduced to zero (other than by an Excess Withdrawal or a Pre-Lifetime Withdrawal).

When You enter the Protected Lifetime Income Period, You will immediately receive an income payment equal to the excess, if any, of the then current MPAW amount over the total withdrawals already taken during the Benefit Year. However, if You are taking systematic withdrawals, the income payments will continue until the MPAW amount for the Benefit Year has been reached. If the systematic withdrawals as scheduled do not exhaust the MPAW amount for the Benefit Year, You will immediately receive an income payment equal to the excess of the then current MPAW over the total of withdrawals already taken during the Benefit Year and those scheduled to continue for the remainder of the Benefit Year. You will then begin receiving the Protected Lifetime Income on the first day of the month following the yearly Benefit Date Anniversary of the Protected Lifetime Income Period payable until the death of the last Covered Life. Each monthly payment will equal 1/12th of the then current MPAW amount.

Once an Optional Benefit has entered the Protected Lifetime Income Period, the terms of the Contract will be adjusted as follows:

(i)	You will only be entitled to payments of Protected Lifetime Income pursuant to the terms of the Optional Benefit; and
(ii)	All other benefits under the Contract will terminate (e.g., the death benefit will terminate, and there will be no ability to annuitize).

Once the Optional Benefit has entered the Protected Lifetime Income Period, You will no longer be permitted to make subsequent Purchase Payments or request withdrawals. Additionally, because there is no Contract Value to annuitize, the Protected Lifetime Income Payments under the Optional Benefit become the only income stream remaining in the Contract.

Maximum Protected Annual Withdrawal (MPAW)

The MPAW amount is the maximum amount that can be withdrawn or taken as income from the Contract during a Benefit Year of the Protected Lifetime Withdrawal Period and the Protected Lifetime Income Period without reducing the Protected Benefit Base. The MPAW amount is calculated by multiplying the MPAW Rate, plus any applicable Deferral Credit Rate, with the Protected Benefit Base (as outlined below). The MPAW Rates are provided in the Rate Sheet Supplement that must accompany this prospectus.

The MPAW Rate is determined as follows:

(1)	For a single Covered Life, the MPAW Rate is determined based on the age of the Annuitant at the time of the first Protected Lifetime Withdrawal.
(2)	For Joint Covered Lives (if applicable), the MPAW Rate is determined based on the younger covered live at the time of the first Protected Lifetime Withdrawal.

The MPAW Rate will not change for the life of the Level, Daily, and Protector options after it is established; however, the MPAW amount may change if the Protected Benefit Base changes. Boost offers two applicable MPAW Rates, one for the Protected Lifetime Withdrawal Period (which will generally be relatively higher than the MPAW Rates for Level, Daily, and Protector), and a lower MPAW Rate for the Protected Lifetime Income Period. As a result, if You elect Boost, Your income payments will be lower upon entering the Protected Lifetime Income Period.

During the Protected Lifetime Withdrawal Period, the MPAW amount will be calculated as follows:

Maximum Protected Annual Withdrawal amount	=	(MPAW Rate + Deferral Credit Rate*, if applicable)	x	Protected Benefit Base

*	The Deferral Credit Rate will be adjusted to apply only to Purchase Payments made in the first Benefit Year as described in Deferral Credit in “Optional Benefits”.

You can elect to set up systematic withdrawals or request each Protected Lifetime Withdrawal up to the MPAW, separately. All Protected Lifetime Withdrawals must be made on an AuguStar form(s) by contacting the Service Center.

The MPAW is non-cumulative. You may not take all or any portion of a previous Benefit Year’s MPAW amount in a subsequent Benefit Year without causing an Excess Withdrawal that will reduce the Protected Benefit Base.

Please refer to “Appendix D — Optional Benefit Examples” for MPAW examples.

Deferral Credit

If You take Your first Protected Lifetime Withdrawal after an applicable Deferral Credit Period, a Deferral Credit Rate will be added to the MPAW Rate. Different Deferral Credit Rates may apply to different Optional Benefits and Deferral Credit Periods. The Deferral Credit Rates and Deferral Credit Periods are disclosed in the Rate Sheet Supplement that must accompany this prospectus.

The Deferral Credit Rate is only applicable to the Purchase Payments made in the first Benefit Year and if subsequent Purchase Payments are made after the first Benefit Year, the Deferral Credit Rate will be reduced as follows:

Adjusted Deferral Credit Rate	=	Deferral Credit Rate	x	Purchase Payments made in the first Benefit Year
Total Purchase Payments

The Deferral Credit Rate or the adjusted Deferral Credit Rate will then be added to the MPAW Rate as outlined in Maximum Protected Annual Withdrawal (MPAW) in “Optional Benefits”. Please refer to “Appendix D — Optional Benefit Examples” for a Deferral Credit example.

Required Minimum Distribution (“RMD”) and the Optional Benefits

The Internal Revenue Code (“IRC”) requires IRAs, SEP IRAs, Savings Incentive Match Plan for Employees Individual Retirement Accounts (“Simple IRAs”), and Investment-Only contracts to begin distributions no later than April 1 of the calendar year following the calendar year in which You reach age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70 ½ if born before July 1, 1949). If You are subject to minimum required distribution rules, You may still be able to take withdrawals of higher MPAW amounts if You meet Company requirements as further explained below. Consult a qualified tax advisor.

A withdrawal made under this Contract may be utilized to satisfy RMDs as long as the following conditions are met:

1.	The Contract is a Qualified Contract;
2.	It is subject to the minimum distribution requirements under the RMD regulations of the IRC;
3.	It is the calendar year following the year in which You reach the required beginning age as defined by the IRC;
4.	You provide Us with the prior year’s December 31st Contract Value if Purchase Payments are funds from another Contract;
5.	The Protected Lifetime Withdrawal Period has started;
6.	The RMD amount is calculated by Us; and

7.	The total amount of withdrawal does not exceed (a) or (b), where:
(a)	is the remaining MPAW from January 1st through the yearly Benefit Date Anniversary; and
(b)	is the greater of the MPAW and the RMD, from the yearly Benefit Date Anniversary through December 31st.

If the amount withdrawn is larger than (a) or (b) above, the amount in excess would be considered an Excess Withdrawal.

Like any other withdrawal, RMDs will reduce the Contract Value by the amount of the withdrawal.

RMDs are calculated on a calendar year basis while Your MPAW amount is calculated on a Benefit Year basis. To elect monthly RMDs, You must provide Us notice on or before January 25 of the calendar year in which you want to take withdrawals. Monthly payment dates must be on or before the 25th day of each month. If the date You elect is not the end of a Valuation Period (generally, a day when the NYSE is open), We will make the payment on, and as of, the end of the next applicable Valuation Period. If You elect monthly RMDs, We will automatically pay You the greater of Your RMD or Your MPAW on a monthly basis. Once You elect monthly RMDs, You cannot revoke it. You may elect to not take monthly withdrawals by providing Us with notice, but You will not be able to take that withdrawal later and still have it qualify as an RMD. If You do later take such withdrawal, the entire withdrawal will be considered an Excess Withdrawal.

If You die and Your spouse elects to continue the Contract, the spouse may revoke monthly RMDs by providing notice to Us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which You died. If Your spouse revokes monthly RMDs, he or she may elect monthly RMDs in the future when he or she is required to take RMDs from the Contract. If Your spouse continues the Contract, is eligible for monthly RMDs and does not revoke monthly RMDs, he or she will continue to receive monthly RMDs with the applicable RMD amount based on the continuing spouse’s age beginning in the calendar year after You die.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under the Optional Benefits.  Such withdrawals that exceed the MPAW amount will have the same effect as any withdrawal or Excess Withdrawal as described and may cause a significant impact to Your benefit.

We reserve the right to modify or eliminate RMDs if there is any change to the Code or IRS Rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If We exercise this right, We will provide notice to You and any withdrawals in excess of the MPAW amount will reduce the Protected Benefit Base.

Impact of Excess Withdrawals on the Optional Benefits

During the Protected Lifetime Withdrawal Period, You are permitted to withdraw Contract Value in excess of that year’s MPAW amount (an Excess Withdrawal) provided the Contract Value is greater than $0. However, Excess Withdrawals will reduce Your Optional Benefit, perhaps significantly. Excess Withdrawals will proportionately reduce the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base (if applicable). Each of these reductions could be greater than the amount of the Excess Withdrawal.

Immediately upon taking an Excess Withdrawal, the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base will be reduced as follows:

Reduction to Protected Benefit Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Protected Benefit Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Roll-Up Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Roll-Up Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Roll-Up Calculation Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Roll-Up Calculation Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Step-Up Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Step-Up Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Protected Death Benefit Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Protected Death Benefit Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

In situations where the Protected Benefit Base exceeds the Contract Value, the Excess Withdrawal will typically result in a greater reduction to the Protected Benefit Base than the Excess Withdrawal’s dollar value.

In situations where only a portion of a withdrawal constitutes an Excess Withdrawal, the amount of the withdrawal that is not an Excess Withdrawal shall first be deducted from the Contract Value to determine the Contract Value prior to the Excess Withdrawal.

Please refer to “Appendix D — Optional Benefit Examples” for an Excess Withdrawal example.

Spousal Continuation of the Optional Benefit

If available, the surviving spouse may have the option to (1) continue the Optional Benefit elected at Contract issue; (2) elect a different Optional Benefit, or (3) to add a new Optional Benefit available as of the Continuation Date (as defined below). Spousal continuation of an Optional Benefit must be elected within 28 days of Us receiving proof of death.

The “Continuation Date” is the date We receive, in Good Order:

(i)	The surviving spouse’s written request to continue the Contract; and
(ii)	Due Proof of Death.

Single Covered Life

If the Optional Benefit provided for a Single Covered Life, the surviving spouse may:

(i)	Continue the Contract without an Optional Benefit; or
(ii)	Elect a new Optional Benefit available as of the Continuation Date.

If an Optional Benefit is available and added by the surviving spouse, the new Benefit Date will be the Contract anniversary after the surviving spouse elects the Optional Benefit. The surviving spouse’s initial Protected Benefit Base will be the Contract Value on the new Benefit Date. The Optional Benefit will be added based on the terms, including fees, features and rates, in effect on the new Benefit Date. The MPAW Rate will be based on the surviving spouse’s age on the new Benefit Date.

Joint Covered Lives

If the Optional Benefit provided for Joint Covered Lives, the surviving spouse may continue the Optional Benefits subject to the following conditions:

(i)	The surviving spouse elects to continue the Optional Benefit within the maximum spousal continuation election period; and
(ii)	No previous surviving spouse elected spousal continuation.

The maximum spousal continuation election period begins after We receive Due Proof of Death and will be shown in Your Contract specifications. The surviving spouse for an Optional Benefit provided for Joint Covered Lives will not have the ability to elect a new available Optional Benefit.

Under the spousal continuation of a joint Covered Life, the initial Protected Benefit Base will equal the greater of:

(i)	the Contract Value after applying any applicable Death Benefit Adjustment (the death benefit value); or
(ii)	the Protected Benefit Base as of the Continuation Date.

Please refer to Death Benefit Adjustment in “Glossary” and Return of Purchase Payment Death Benefit in “Standard Benefits Included in the Contract” for details.

The MPAW Rate will depend on whether the death of the applicable Covered Life occurred before or after the Contract entered the Protected Lifetime Withdrawal Period. If the death occurs before the Contract entered the Protected Lifetime Withdrawal Period, We will use the surviving spouse’s age to determine the MPAW Rate. If the death occurs after the Contract entered the Protected Lifetime Withdrawal Period, the MPAW Rate will not change.

Spousal continuation of the Contract is permitted only one time.

Termination of the Optional Benefit

This Optional Benefit will terminate automatically upon the earliest occurrence of any of the following:

1.	the date the Contract is terminated in accordance with its terms, unless otherwise provided in this Optional Benefit;

2.	a full withdrawal of the Contract Value;

3.	an Excess Withdrawal or Pre-Lifetime Withdrawal that reduces the Protected Benefit Base to zero;

4.	Our receipt of Due Proof of death of the last Covered Life;

5.	the effective date of Your request to cancel this Optional Benefit as specified below;

6.	annuitization of the Contract, other than entering the Protected Lifetime Income Period; or

7.	a change in Contract owner or assignment of the Contract, unless:

o	the new owner or assignee assumes full ownership of the Contract and is essentially the same person (for example, a change from individual ownership to a personal revocable trust, a change to the Contract owner’s spouse during the Contract owner’s lifetime, or a change to a court appointed guardian representing the Contract owner during the Contract owner’s lifetime);

o	ownership of an IRA or Roth IRA is changed between custodians or between the Covered Life and a custodian;

o	the assignment is made solely to affect a tax-free exchange of the Contract under Section 1035 of the Internal Revenue Code, in which case this Optional Benefit may continue during the temporary assignment period and will not terminate unless and until the Contract is fully withdrawn; or

o	the new owner is the Annuitant’s spouse pursuant to a permitted spousal continuation rider.

If the surviving spouse is the sole Beneficiary of the Contract, We receive due proof of death but do not receive written notice electing a permitted spousal continuation at the same time; and the only reason this Optional Benefit would otherwise terminate is the death of the Annuitant, We will reinstate this Optional Benefit if We receive written notice electing a permitted spousal continuation rider on or before the maximum spousal continuation election date shown in the Contract specifications.

You may elect to cancel the Optional Benefit upon the 7th Anniversary of the Benefit Date, or later, the Optional Benefit can be cancelled at any time during the 90 calendar days following the beginning of the Contract Year and the cancellation will be effective as of the current date.

Upon termination of this Optional Benefit for any reason, the additional charge for this Optional Benefit will also terminate. There will be no additional or pro-rated charges assessed following the cancellation. Once cancelled, this Optional Benefit may not be reinstated.

The Optional Benefits: Level, Boost, Daily, and Protector

You may elect one of the Optional Benefits described in detail below. Each is a guaranteed minimum withdrawal benefit that offers distinct benefits based on differences in applicable Roll-Up Rate, Roll-Up Crediting Period, MPAW Rates, Deferral Credits, and Investment Requirements. Protector also provides an enhanced death benefit (Protected Death Benefit).

The Optional Benefits provide for Protected Lifetime Income and Protected Lifetime Withdrawals up to the MPAW amount each year, even after the Contract Value is equal to zero, provided that You do not deplete the Protected Benefit Base by taking Excess Withdrawals or a Pre-Lifetime Withdrawal. You will be automatically enrolled in Rebalancing to meet the Investment Requirements.

Level, Boost, and Daily provide for single and joint Covered Lives. Protector only provides for a single Covered Life. For Level, Boost, and Daily, the Covered Life is the Annuitant, who must also be an owner. If You choose the joint Covered Lives option, the Covered Lives are the Annuitant and their spouse on the Benefit Date. The spouse must be a named joint owner or the Primary Beneficiary. The MPAW Rate will be determined using the age of the younger Covered Life. For Protector, the Covered Life is the Annuitant, who must also be an owner. The Optional Benefits are restricted to Covered Lives of certain ages as outlined in Purchasing the Contract of “Buying the Contract”.

Please refer to “Appendix D — Optional Benefit Examples” for examples of how each option works.

Level

Level provides level Protected Lifetime Withdrawals and Protected Lifetime Income Amounts. On the yearly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of the Annual Step-Up Base or the Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

Boost

Boost provides the benefits of Level for the Protected Lifetime Withdrawals and Protected Lifetime Income Amounts but provides a higher MPAW Rate in the Protected Lifetime Withdrawal Period than in the Protected Lifetime Income Period. On the yearly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of the Annual Step-Up Base or the Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

Daily

Daily provides the benefits of Level for the Protected Lifetime Withdrawals and Protected Lifetime Income Amounts but also provides more opportunities for step-ups. On the quarterly Benefit Date Anniversary, Your Step-Up Base is set to the highest daily Contract Value for the past quarter (the Daily Step-Up Base) adjusted for any subsequent Purchase Payments, and Pre-Lifetime or Excess Withdrawals if higher than the current Daily Step-Up Base. On the quarterly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of Your Daily Step-Up Base or Your Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

Protector

Protector provides the same benefits of Level for the Protected Lifetime Withdrawals and Protected Lifetime Income but also provides a Protected Death Benefit which will not be reduced for Protected Lifetime Withdrawals. Unlike Boost, Daily, Level, there can only be a single Covered Life on Protector. On the yearly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of the Annual Step-Up Base or the Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

If the Covered Life dies during the Protected Lifetime Withdrawal Period, the Beneficiary will receive the Protected Death Benefit equal to the greater of:

(i)	the Contract Value; or
(ii)	the Protected Death Benefit Base.

The initial Protected Death Benefit Base is equal to initial Purchase Payments. The Protected Death Benefit Base will increase dollar for dollar for any subsequent Purchase Payments and will be reduced proportionally for the Pre-Lifetime Withdrawal or Excess Withdrawals.

Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits”. The Protected Death Benefit Base will not be reduced for Protected Lifetime Withdrawals.

The Protected Death Benefit will no longer apply when the Contract enters the Protected Lifetime Income Period and/or if the Contract Value equals zero.

Optional Benefit Risks

You should elect an Optional Benefit if the guaranteed lifetime withdrawal benefit described in this section is appropriate for You based on Your financial goals and risk tolerances. Each Optional Benefit is designed to help protect against the risk of poor investment performance and the risk of outliving Your income payments. However, there is no guarantee that an Optional Benefit will be sufficient to meet Your future income needs, and there is no guarantee that You will realize any financial benefit. If You select an Optional Benefit, You will pay additional fees. After the Charge Freeze Period, We may increase these fees up to the maximum charge subject to a yearly maximum adjustment amount. Opting out of a fee increase will affect the benefit and the Contract. Your fees may be relatively higher if You select an Optional Benefit with enhanced features (Protector) or joint Covered Lives. The benefit provided by an Optional Benefit may ultimately be less valuable than the fees You incurred.

Withdrawals under an Optional Benefit are taken from Contract Value until Your Contract Value is reduced to zero, if ever. If Your Contract Value is never reduced to zero for a reason other than a Pre-Lifetime Withdrawal or Excess Withdrawal during the accumulation phase, You will not enter the Protected Lifetime Income Period until the Latest Annuity Payout Date. If You do not take the MPAW each Benefit Year during the Protected Lifetime Withdrawal Period, Your chances of entering the Protected Lifetime Income Period decreases prior to the Latest Annuity Payout Date. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

All withdrawals under an Optional Benefit – i.e., Pre-Lifetime Withdrawal, Protected Lifetime Withdrawals, Excess Withdrawals – may result in taxes, and tax penalties, as well as other negative consequences (e.g., significant reductions in the death benefit, reduced likelihood of step-ups, and roll ups may not be applied. A Pre-Lifetime Withdrawal or Excess Withdrawal may be subject to withdrawal charges. In addition, a Pre-Lifetime Withdrawal or Excess Withdrawal may significantly reduce Your benefit. A Pre-Lifetime Withdrawal or Excess Withdrawal will reduce the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base (if applicable) in the same proportion as the Contract Value. Each of these reductions could be greater than the amount of the Pre-Lifetime Withdrawal or Excess Withdrawal. If a Pre-Lifetime Withdrawal or Excess Withdrawal reduces Your Contract Value to zero, Your Contract and the Optional Benefit will immediately terminate.

You should carefully consider when to take Your first Protected Lifetime Withdrawal. When You take Your first Protected Lifetime Withdrawal, You will lock in Your MPAW Rate, including any applicable Deferral Credit Rate. Generally, the longer You defer Your first Protected Lifetime Withdrawal, the higher Your MPAW Rate will be. However, the longer You defer Your first Protected Lifetime Withdrawal, the less time You will have to benefit from the Optional Benefit because as time passes as Your life expectancy is reduced. Additionally, Boost offers two applicable MPAW Rates, one for the Protected Lifetime Withdrawal Period (which will generally be relatively higher than the MPAW Rates for Level, Daily, and Protector), and a lower MPAW Rate for the Protected Lifetime Income Period. As a result, if You elect Boost, the ability to take higher Protected Lifetime Withdrawals during the Protected Lifetime Withdrawal Period may increase the likelihood of reaching the Protected Lifetime Income Period, where Your annual benefit will be lower.

If You elect an Optional Benefit, You must be invested in accordance with certain requirements outlined in “Appendix B – Optional Benefit Investment Requirements.” We impose Investment Requirements to reduce the risk of investment losses that may require Us to use Our own assets to make guaranteed payments under an Optional Benefit. Certain Underlying Funds included in the Investment Requirements, including Underlying Funds managed by an advisor affiliated with Us, employ risk management strategies that are intended to control the Underlying Fund’s overall volatility, may also reduce the downside exposure of the Underlying Fund’s during significant market downturns. These Underlying Funds are included under Investment Requirements in part because the reduction in volatility helps Us to reduce the risk of investment losses that may require Us to use Our own assets to make guaranteed payments under an Optional Benefit. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit Your participation in market gains. This may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and, in turn, the value of any Optional Benefit that is tied to investment performance. You may earn a higher rate of return from other investment options not available under Investment Requirements of the Benefit. If You are seeking a more aggressive investment strategy, the permissible investments may not be appropriate for You. You should consult with Your financial professional to determine whether these Underlying Funds align with Your investment objectives.

You may enter the income phase prior to the Latest Annuity Payout Date by annuitizing the Contract; however, Your Optional Benefit will terminate, and Your remaining Contract Value will be applied to the selected annuity payout option. Generally, with an Optional Benefit, You should not elect to annuitize the Contract before the latest Annuity Payout Date unless the annual Annuity Income Payments would be greater than Your MPAW. If Your Contract is still in the accumulation phase on the Latest Annuity Payout Date, Your Optional Benefit will automatically enter the Protected Lifetime Income Period and Your remaining Contract Value will be forfeited to Us. Alternatively, You could elect to annuitize Your Contract and apply Your remaining Contract Value to an annuity payout option. If You have elected an Optional Benefit, You may have a higher Protected Lifetime Income available to You than annuitizing Your Contract Value.

The Optional Benefits’ Investment Requirements

If You elect an Optional Benefit, You must allocate Your Purchase Payments in accordance with “Appendix B – Optional Benefit Investment Requirements.” We may revise the Optional Benefit Investment Requirements for any existing Contract to the extent necessary to accommodate Variable Portfolios that are deleted, substituted, merged or otherwise reorganized. We will promptly notify You in writing of any changes to the Optional Benefit Investment Requirements.

Quarterly rebalancing will be mandatory if You elect an Optional Benefit. We will automatically enroll You into Rebalancing as outlined in Rebalancing in “Standard Benefits Included in Your Contract” to ensure that Your allocations continue to comply with the Optional Benefit Investment Requirements. You can modify Your rebalancing instructions, as long as they are consistent with the Optional Benefit Investment Requirements, by calling 888.925.6446.

We will not rebalance amounts in the Protected Fixed Account or the EDCA Fixed Account under the Rebalancing program.

The Optional Benefits Rate Sheet Supplement

For all new Optional Benefit elections, We issue a Rate Sheet Supplement to update the “Are There Ongoing Fees and Expenses” in the “Important Information You Should Consider About the Contract” sections. The Rate Sheet Supplement also provides the following current values for the Level, Boost, Daily, and Protector Optional Benefits:

●	Optional Benefit Fee;
●	Maximum Protected Annual Withdrawal Rates;
●	Maximum Annual Optional Benefit Fee Adjustment;
●	Charge Freeze Period;
●	Roll-Up Rate;
●	Roll-Up Period; and
●	Deferral Credit Rates

Additionally, the Rate Sheet Supplement provides the following current values for the Protected Death Benefit:

●	Protected Death Benefit Fee;
●	Maximum Annual Protected Death Benefit Fee Adjustment; and
●	Protected Death Benefit Charge Freeze Period

After your Contract is issued, the percentages and terms listed below above are guaranteed not to change for the life of your Contract, except for the Optional Benefit fee and Protected Death Benefit fee which may change after the contract is issued. You will be notified in writing by Us of any change in fee. The Rate Sheet Supplement indicates the deadline by which Your application or spousal continuation election form must be signed and dated to lock in the disclosed rates and terms.

We reserve the right to update the rates and terms at any time, in Our sole discretion, for prospectively issued Contracts. New rates and terms may be higher or lower than the rates and/or percentages in the previous Rate Sheet Supplement. New investors receive the applicable Rate Sheet Supplement at the time of Contract issue or spousal continuation election.

A new Rate Sheet Supplement becomes effective at least 10 days after it is filed with the Securities and Exchange Commission (SEC). We include a Rate Sheet Supplement with this prospectus. You may also obtain the most current Rate Sheet Supplement by contacting Your financial professional, looking online at www.augustarfinancial.com/starstream, or calling 888.925.6446. Rate Sheet Supplements are also filed with the SEC are available on the EDGAR system at www.sec.gov, file number 333-290558.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Underlying Funds available under the Contract. More information is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.augustarfinancial.com/starstream. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@augustarfinancial.com.

If You elect an Optional Benefit, You will be subject to the Investment Requirements as detailed in “Appendix B – Optional Benefit Investment Requirements.”

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Global Equity	American Funds® IS Global Growth Fund – Class 4 Adviser: Capital Research and Management Company	0.90%(1)	21.34%	7.97%	11.89%
Large Cap Growth Equity	American Funds® IS Growth Fund – Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Large Cap Blend Equity	American Funds® IS Growth-Income Fund – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Mid Cap Blend Equity	AVIP AB Mid Cap Core Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: AllianceBernstein L.P.	1.17%	N/A	N/A	N/A
Allocation	AVIP Balanced Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	0.98%	13.80%	5.87%	N/A
Foreign Large Cap Blend Equity	AVIP BlackRock Advantage International Equity Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	1.13%	N/A	N/A	N/A
Large Cap Blend Equity	AVIP BlackRock Advantage Large Cap Core Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.95%	N/A	N/A	N/A
Large Cap Growth Equity	AVIP BlackRock Advantage Large Cap Growth Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.96%	N/A	N/A	N/A

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Value Equity	AVIP BlackRock Advantage Large Cap Value Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	1.00%	N/A	N/A	N/A
Allocation	AVIP BlackRock Balanced Allocation Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.82%	N/A	N/A	N/A
Corporate Bond	AVIP Bond Portfolio – Class II Shares Adviser: Constellation Investments, Inc.	0.76%	N/A	N/A	N/A
Allocation	AVIP Constellation Dynamic Risk Balanced Portfolio – Class II Shares Adviser: Constellation Investments, Inc.	1.12%	N/A	N/A	N/A
Allocation	AVIP Constellation Managed Risk Balanced Portfolio – Class I Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.64%	13.29%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Growth Portfolio – Class I Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.65%	15.92%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Moderate Growth Portfolio – Class I Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.63%	14.75%	N/A	N/A
Intermediate Core-Plus Bond	AVIP Core Plus Bond Portfolio - Class II Shares Adviser: Constellation Investments, Inc.	0.74%	N/A	N/A	N/A
Allocation	AVIP Growth Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	1.01%	17.78%	8.85%	N/A
High Yield Bond	AVIP High Income Bond Portfolio – Class II Shares Adviser: Constellation Investments, Inc.	1.03%	N/A	N/A	N/A
Large Cap Blend Equity	AVIP Intech U.S. Low Volatility Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Intech Investment Management LLC	0.87%	N/A	N/A	N/A
Allocation	AVIP Moderate Growth Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	0.97%	15.81%	7.58%	N/A
Allocation	AVIP Moderately Conservative Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	1.03%	11.43%	4.22%	N/A

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Growth Equity	AVIP Nasdaq-100® Index Portfolio(3) – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Geode Capital Management LLC	0.69%	N/A	N/A	N/A
Large Cap Blend Equity	AVIP S&P 500® Index Portfolio(2) – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Geode Capital Management LLC	0.63%	N/A	N/A	N/A
Mid Cap Blend Equity	AVIP S&P MidCap 400® Index Portfolio(6) – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Geode Capital Management LLC	0.66%	N/A	N/A	N/A
Large Cap Growth Equity	Fidelity® VIP Contrafund® Portfolio(4) – Service Class 2 Adviser: Fidelity Management & Research Company	0.79%	21.19%	15.08%	15.49%
Large Cap Value Equity	Fidelity® VIP Equity-Income PortfolioSM(4) – Service Class 2 Adviser: Fidelity Management & Research Company	0.71%	18.75%	12.23%	11.32%
Money Market	Fidelity® VIP Government Money Market Portfolio(4)(5) – Service Class 2 Adviser: Fidelity Management & Research Company Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio(4) – Service Class 2 Adviser: Fidelity Management & Research Company	0.80%	11.49%	9.83%	10.31%
Allocation	Franklin Income VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund – Service Shares Adviser: Goldman Sachs Asset Management L.P.	0.77%(1)	15.49%	13.57%	13.49%
Large Cap Value Equity	Invesco V.I. Comstock Fund – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.66%
Allocation	Janus Henderson VIT Balanced Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Global Equity	Janus Henderson VIT Global Research Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Foreign Large Cap Blend Equity	Janus Henderson VIT Overseas Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Large Cap Growth Equity	Janus Henderson VIT Research Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series – Service Class Adviser: Massachusetts Financial Services Company	1.06%(1)	3.40%	3.03%	11.32%

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nomura VIP Asset Strategy Series – Service Class Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Austria Kapitalanlage AG	0.77%(1)	16.66%	7.07%	7.84%
Fixed Income	PIMCO Income Portfolio – Advisor Share Class Adviser: Pacific Investment Management Company LLC	1.02%	10.08%	3.31%	N/A
Inflation Protected Bond	PIMCO Real Return Portfolio – Advisor Share Class Adviser: Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%

(1)	Annual expenses reflect temporary fee reductions.

(2)	The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Constellation Investments, Inc. ("CINV") Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CINV. The S&P 500® Index Portfolio of AuguStar® Variable Insurance Products Fund, Inc. is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

(3)	The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as "NASDAQ OMX") and have been licensed for use by AuguStar®. The portfolio and Our products have not been passed on by NASDAQ OMX as to their legality or suitability. NASDAQ OMX does not sponsor, endorse, sell or promote the portfolio or Our products. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE PORTFOLIO OR OUR PRODUCTS.

(4)	Fidelity, the Fidelity Investments Logo, Contrafund and Equity Income, are registered service marks of FMR LLC and Used with permission.

(5)	You could lose money by investing in the Fidelity VIP Government Money Market Portfolio. Although the fund seeks to preserve the value of Your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, and the fund's sponsor, have no legal obligation to provide financial support to the fund, and You should not expect that the sponsor will provide financial support to the fund at any time. The fund will not impose a fee upon the sale of Your shares, nor temporarily suspend Your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors. The 7-day yield is net of all recurring Contract fees and charges, is prorated and more closely reflects the current earnings of the Fidelity VIP Government Money Market Portfolio than the total return.

(6)	The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Constellation Investments, Inc. ("CINV") Standard & Poor's® and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CINV. The S&P MidCap 400® Index Portfolio of AuguStar® Variable Insurance Products Fund, Inc. is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400® Index.

Portfolio Company Adviser [Text Block]

Underlying Funds

The following is a list of Underlying Funds available under the Contract. More information is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.augustarfinancial.com/starstream. You can also request this information at no cost by calling 888.925.6446 or by sending an email request to AnnuityService@augustarfinancial.com.

If You elect an Optional Benefit, You will be subject to the Investment Requirements as detailed in “Appendix B – Optional Benefit Investment Requirements.”

The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Global Equity	American Funds® IS Global Growth Fund – Class 4 Adviser: Capital Research and Management Company	0.90%(1)	21.34%	7.97%	11.89%
Large Cap Growth Equity	American Funds® IS Growth Fund – Class 4 Adviser: Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Large Cap Blend Equity	American Funds® IS Growth-Income Fund – Class 4 Adviser: Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Mid Cap Blend Equity	AVIP AB Mid Cap Core Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: AllianceBernstein L.P.	1.17%	N/A	N/A	N/A
Allocation	AVIP Balanced Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	0.98%	13.80%	5.87%	N/A
Foreign Large Cap Blend Equity	AVIP BlackRock Advantage International Equity Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	1.13%	N/A	N/A	N/A
Large Cap Blend Equity	AVIP BlackRock Advantage Large Cap Core Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.95%	N/A	N/A	N/A
Large Cap Growth Equity	AVIP BlackRock Advantage Large Cap Growth Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.96%	N/A	N/A	N/A

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Value Equity	AVIP BlackRock Advantage Large Cap Value Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	1.00%	N/A	N/A	N/A
Allocation	AVIP BlackRock Balanced Allocation Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.82%	N/A	N/A	N/A
Corporate Bond	AVIP Bond Portfolio – Class II Shares Adviser: Constellation Investments, Inc.	0.76%	N/A	N/A	N/A
Allocation	AVIP Constellation Dynamic Risk Balanced Portfolio – Class II Shares Adviser: Constellation Investments, Inc.	1.12%	N/A	N/A	N/A
Allocation	AVIP Constellation Managed Risk Balanced Portfolio – Class I Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.64%	13.29%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Growth Portfolio – Class I Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.65%	15.92%	N/A	N/A
Allocation	AVIP Constellation Managed Risk Moderate Growth Portfolio – Class I Shares Adviser: Constellation Investments, Inc. Sub-Adviser: BlackRock Investment Management, LLC	0.63%	14.75%	N/A	N/A
Intermediate Core-Plus Bond	AVIP Core Plus Bond Portfolio - Class II Shares Adviser: Constellation Investments, Inc.	0.74%	N/A	N/A	N/A
Allocation	AVIP Growth Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	1.01%	17.78%	8.85%	N/A
High Yield Bond	AVIP High Income Bond Portfolio – Class II Shares Adviser: Constellation Investments, Inc.	1.03%	N/A	N/A	N/A
Large Cap Blend Equity	AVIP Intech U.S. Low Volatility Portfolio – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Intech Investment Management LLC	0.87%	N/A	N/A	N/A
Allocation	AVIP Moderate Growth Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	0.97%	15.81%	7.58%	N/A
Allocation	AVIP Moderately Conservative Model Portfolio – Class I Shares Adviser: Constellation Investments, Inc.	1.03%	11.43%	4.22%	N/A

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Growth Equity	AVIP Nasdaq-100® Index Portfolio(3) – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Geode Capital Management LLC	0.69%	N/A	N/A	N/A
Large Cap Blend Equity	AVIP S&P 500® Index Portfolio(2) – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Geode Capital Management LLC	0.63%	N/A	N/A	N/A
Mid Cap Blend Equity	AVIP S&P MidCap 400® Index Portfolio(6) – Class II Shares Adviser: Constellation Investments, Inc. Sub-Adviser: Geode Capital Management LLC	0.66%	N/A	N/A	N/A
Large Cap Growth Equity	Fidelity® VIP Contrafund® Portfolio(4) – Service Class 2 Adviser: Fidelity Management & Research Company	0.79%	21.19%	15.08%	15.49%
Large Cap Value Equity	Fidelity® VIP Equity-Income PortfolioSM(4) – Service Class 2 Adviser: Fidelity Management & Research Company	0.71%	18.75%	12.23%	11.32%
Money Market	Fidelity® VIP Government Money Market Portfolio(4)(5) – Service Class 2 Adviser: Fidelity Management & Research Company Subadvisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.50%	3.86%	2.90%	1.83%
Mid Cap Blend Equity	Fidelity® VIP Mid Cap Portfolio(4) – Service Class 2 Adviser: Fidelity Management & Research Company	0.80%	11.49%	9.83%	10.31%
Allocation	Franklin Income VIP Fund – Class 4 Adviser: Franklin Advisers, Inc.	0.82%	12.43%	7.54%	7.19%
Large Cap Blend Equity	Goldman Sachs U.S. Equity Insights Fund – Service Shares Adviser: Goldman Sachs Asset Management L.P.	0.77%(1)	15.49%	13.57%	13.49%
Large Cap Value Equity	Invesco V.I. Comstock Fund – Series II Adviser: Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.66%
Allocation	Janus Henderson VIT Balanced Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Global Equity	Janus Henderson VIT Global Research Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Foreign Large Cap Blend Equity	Janus Henderson VIT Overseas Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Large Cap Growth Equity	Janus Henderson VIT Research Portfolio – Service Shares Adviser: Janus Henderson Investors US LLC	1.07%	18.10%	13.83%	15.59%
Mid Cap Growth Equity	MFS® Mid Cap Growth Series – Service Class Adviser: Massachusetts Financial Services Company	1.06%(1)	3.40%	3.03%	11.32%

Type	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nomura VIP Asset Strategy Series – Service Class Adviser: Delaware Management Company Subadvisers: Macquarie Investment Management Austria Kapitalanlage AG	0.77%(1)	16.66%	7.07%	7.84%
Fixed Income	PIMCO Income Portfolio – Advisor Share Class Adviser: Pacific Investment Management Company LLC	1.02%	10.08%	3.31%	N/A
Inflation Protected Bond	PIMCO Real Return Portfolio – Advisor Share Class Adviser: Pacific Investment Management Company LLC	1.49%	7.74%	1.11%	3.11%

(1)	Annual expenses reflect temporary fee reductions.

(2)	The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Constellation Investments, Inc. ("CINV") Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CINV. The S&P 500® Index Portfolio of AuguStar® Variable Insurance Products Fund, Inc. is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.

(3)	The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as "NASDAQ OMX") and have been licensed for use by AuguStar®. The portfolio and Our products have not been passed on by NASDAQ OMX as to their legality or suitability. NASDAQ OMX does not sponsor, endorse, sell or promote the portfolio or Our products. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE PORTFOLIO OR OUR PRODUCTS.

(4)	Fidelity, the Fidelity Investments Logo, Contrafund and Equity Income, are registered service marks of FMR LLC and Used with permission.

(5)	You could lose money by investing in the Fidelity VIP Government Money Market Portfolio. Although the fund seeks to preserve the value of Your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, and the fund's sponsor, have no legal obligation to provide financial support to the fund, and You should not expect that the sponsor will provide financial support to the fund at any time. The fund will not impose a fee upon the sale of Your shares, nor temporarily suspend Your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors. The 7-day yield is net of all recurring Contract fees and charges, is prorated and more closely reflects the current earnings of the Fidelity VIP Government Money Market Portfolio than the total return.

(6)	The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Constellation Investments, Inc. ("CINV") Standard & Poor's® and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CINV. The S&P MidCap 400® Index Portfolio of AuguStar® Variable Insurance Products Fund, Inc. is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400® Index.

StarStream Variable Annuity [Member]
Item 3. Key Information [Line Items]
Surrender Charge Phaseout Period, Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Base Contract (of Other Amount) (N-4) Minimum [Percent]	1.31%
Base Contract (of Other Amount) (N-4) Maximum [Percent]	1.31%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.50%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.49%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily net asset value in the Variable Portfolios.
Optional Benefits Footnotes [Text Block]	As a percentage of Protected Benefit Base.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund average net assets, before any expense reimbursement or fee waiver arrangement.
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Current [Percent]	8.00%	[1]
Transfer Fee, Current [Dollars]	$ 25
Administrative Expense, Current [Dollars]	$ 50	[2]
Base Contract Expense (of Average Account Value), Current [Percent]	1.30%
Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,790
Surrender Expense, 3 Years, Maximum [Dollars]	22,390
Surrender Expense, 5 Years, Maximum [Dollars]	32,451
Surrender Expense, 10 Years, Maximum [Dollars]	72,676
Annuitized Expense, 1 Year, Maximum [Dollars]	4,790
Annuitized Expense, 3 Years, Maximum [Dollars]	15,390
Annuitized Expense, 5 Years, Maximum [Dollars]	27,451
Annuitized Expense, 10 Years, Maximum [Dollars]	72,676
No Surrender Expense, 1 Year, Maximum [Dollars]	4,790
No Surrender Expense, 3 Years, Maximum [Dollars]	15,390
No Surrender Expense, 5 Years, Maximum [Dollars]	27,451
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 72,676
StarStream Variable Annuity [Member] | American Funds® IS Global Growth Fund – Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	American Funds® IS Global Growth Fund – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.90%	[3]
Average Annual Total Returns, 1 Year [Percent]	21.34%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	11.89%
StarStream Variable Annuity [Member] | American Funds® IS Growth Fund – Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth Equity
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
StarStream Variable Annuity [Member] | American Funds® IS Growth-Income Fund – Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend Equity
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund – Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
StarStream Variable Annuity [Member] | AVIP AB Mid Cap Core Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend Equity
Portfolio Company Name [Text Block]	AVIP AB Mid Cap Core Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%
StarStream Variable Annuity [Member] | AVIP Balanced Model Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Balanced Model Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	13.80%
Average Annual Total Returns, 5 Years [Percent]	5.87%
StarStream Variable Annuity [Member] | AVIP BlackRock Advantage International Equity Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Cap Blend Equity
Portfolio Company Name [Text Block]	AVIP BlackRock Advantage International Equity Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.13%
StarStream Variable Annuity [Member] | AVIP BlackRock Advantage Large Cap Core Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend Equity
Portfolio Company Name [Text Block]	AVIP BlackRock Advantage Large Cap Core Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.95%
StarStream Variable Annuity [Member] | AVIP BlackRock Advantage Large Cap Growth Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth Equity
Portfolio Company Name [Text Block]	AVIP BlackRock Advantage Large Cap Growth Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.96%
StarStream Variable Annuity [Member] | AVIP BlackRock Advantage Large Cap Value Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value Equity
Portfolio Company Name [Text Block]	AVIP BlackRock Advantage Large Cap Value Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.00%
StarStream Variable Annuity [Member] | AVIP BlackRock Balanced Allocation Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP BlackRock Balanced Allocation Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.82%
StarStream Variable Annuity [Member] | AVIP Bond Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Corporate Bond
Portfolio Company Name [Text Block]	AVIP Bond Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	0.76%
StarStream Variable Annuity [Member] | AVIP Constellation Dynamic Risk Balanced Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Constellation Dynamic Risk Balanced Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	1.12%
StarStream Variable Annuity [Member] | AVIP Constellation Managed Risk Balanced Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Constellation Managed Risk Balanced Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	13.29%
StarStream Variable Annuity [Member] | AVIP Constellation Managed Risk Growth Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Constellation Managed Risk Growth Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	15.92%
StarStream Variable Annuity [Member] | AVIP Constellation Managed Risk Moderate Growth Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Constellation Managed Risk Moderate Growth Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.75%
StarStream Variable Annuity [Member] | AVIP Core Plus Bond Portfolio - Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Intermediate Core-Plus Bond
Portfolio Company Name [Text Block]	AVIP Core Plus Bond Portfolio - Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	0.74%
StarStream Variable Annuity [Member] | AVIP Growth Model Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Growth Model Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	8.85%
StarStream Variable Annuity [Member] | AVIP High Income Bond Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	AVIP High Income Bond Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	1.03%
StarStream Variable Annuity [Member] | AVIP Intech U.S. Low Volatility Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend Equity
Portfolio Company Name [Text Block]	AVIP Intech U.S. Low Volatility Portfolio – Class II Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	Intech Investment Management LLC
Current Expenses [Percent]	0.87%
StarStream Variable Annuity [Member] | AVIP Moderate Growth Model Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Moderate Growth Model Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	15.81%
Average Annual Total Returns, 5 Years [Percent]	7.58%
StarStream Variable Annuity [Member] | AVIP Moderately Conservative Model Portfolio – Class I Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	AVIP Moderately Conservative Model Portfolio – Class I Shares
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	11.43%
Average Annual Total Returns, 5 Years [Percent]	4.22%
StarStream Variable Annuity [Member] | AVIP Nasdaq-100® Index Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth Equity
Portfolio Company Name [Text Block]	AVIP Nasdaq-100® Index Portfolio(3) – Class II Shares	[4]
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	Geode Capital Management LLC
Current Expenses [Percent]	0.69%
StarStream Variable Annuity [Member] | AVIP S&P 500® Index Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend Equity
Portfolio Company Name [Text Block]	AVIP S&P 500® Index Portfolio(2) – Class II Shares	[5]
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	Geode Capital Management LLC
Current Expenses [Percent]	0.63%
StarStream Variable Annuity [Member] | AVIP S&P MidCap 400® Index Portfolio – Class II Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend Equity
Portfolio Company Name [Text Block]	AVIP S&P MidCap 400® Index Portfolio(6) – Class II Shares	[6]
Portfolio Company Adviser [Text Block]	Constellation Investments, Inc.
Portfolio Company Subadviser [Text Block]	Geode Capital Management LLC
Current Expenses [Percent]	0.66%
StarStream Variable Annuity [Member] | Fidelity® VIP Contrafund® Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio(4) – Service Class 2	[7]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
StarStream Variable Annuity [Member] | Fidelity® VIP Equity-Income Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM(4) – Service Class 2	[7]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.75%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	11.32%
StarStream Variable Annuity [Member] | Fidelity® VIP Government Money Market Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio(4)(5) – Service Class 2	[7],[8]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	2.90%
Average Annual Total Returns, 10 Years [Percent]	1.83%
StarStream Variable Annuity [Member] | Fidelity® VIP Mid Cap Portfolio – Service Class 2 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Blend Equity
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio(4) – Service Class 2	[7]
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
StarStream Variable Annuity [Member] | Franklin Income VIP Fund – Class 4 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Income VIP Fund – Class 4
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.43%
Average Annual Total Returns, 5 Years [Percent]	7.54%
Average Annual Total Returns, 10 Years [Percent]	7.19%
StarStream Variable Annuity [Member] | Goldman Sachs U.S. Equity Insights Fund – Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Blend Equity
Portfolio Company Name [Text Block]	Goldman Sachs U.S. Equity Insights Fund – Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	0.77%	[3]
Average Annual Total Returns, 1 Year [Percent]	15.49%
Average Annual Total Returns, 5 Years [Percent]	13.57%
Average Annual Total Returns, 10 Years [Percent]	13.49%
StarStream Variable Annuity [Member] | Invesco V.I. Comstock Fund – Series II [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Value Equity
Portfolio Company Name [Text Block]	Invesco V.I. Comstock Fund – Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.14%
Average Annual Total Returns, 5 Years [Percent]	15.14%
Average Annual Total Returns, 10 Years [Percent]	11.66%
StarStream Variable Annuity [Member] | Janus Henderson VIT Balanced Portfolio – Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Henderson VIT Balanced Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
StarStream Variable Annuity [Member] | Janus Henderson VIT Global Research Portfolio – Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Global Equity
Portfolio Company Name [Text Block]	Janus Henderson VIT Global Research Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
StarStream Variable Annuity [Member] | Janus Henderson VIT Overseas Portfolio – Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Foreign Large Cap Blend Equity
Portfolio Company Name [Text Block]	Janus Henderson VIT Overseas Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
StarStream Variable Annuity [Member] | Janus Henderson VIT Research Portfolio – Service Shares [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Large Cap Growth Equity
Portfolio Company Name [Text Block]	Janus Henderson VIT Research Portfolio – Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	18.10%
Average Annual Total Returns, 5 Years [Percent]	13.83%
Average Annual Total Returns, 10 Years [Percent]	15.59%
StarStream Variable Annuity [Member] | MFS® Mid Cap Growth Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Mid Cap Growth Equity
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series – Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%	[3]
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	11.32%
StarStream Variable Annuity [Member] | Nomura VIP Asset Strategy Series – Service Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nomura VIP Asset Strategy Series – Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Austria Kapitalanlage AG
Current Expenses [Percent]	0.77%	[3]
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
StarStream Variable Annuity [Member] | PIMCO Income Portfolio – Advisor Share Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Advisor Share Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	3.31%
StarStream Variable Annuity [Member] | PIMCO Real Return Portfolio – Advisor Share Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Inflation Protected Bond
Portfolio Company Name [Text Block]	PIMCO Real Return Portfolio – Advisor Share Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.49%
Average Annual Total Returns, 1 Year [Percent]	7.74%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.11%
StarStream Variable Annuity [Member] | Daily – Single Covered Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
StarStream Variable Annuity [Member] | Daily – Joint Covered Lives [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
StarStream Variable Annuity [Member] | Level – Single Covered Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
StarStream Variable Annuity [Member] | Level – Joint Covered Lives [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
StarStream Variable Annuity [Member] | Protector – Single Covered Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10],[11]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10],[11]
StarStream Variable Annuity [Member] | Boost – Single Covered Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
StarStream Variable Annuity [Member] | Boost – Joint Covered Lives [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	2.50%	[9],[10]
StarStream Variable Annuity [Member] | Protected Death Benefit Single covered Life [Member]
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[9],[10],[11],[12]
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%	[9],[10],[11],[12]
StarStream Variable Annuity [Member] | Level [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Level
Purpose of Benefit [Text Block]	Provides a consistent, level amount of lifetime withdrawals and income.
Standard Benefit Expense (of Other Amount), Current [Percent]	2.50%	[13]
Brief Restrictions / Limitations [Text Block]

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the Benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will reduce the Deferral Credit Rate.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

Name of Benefit [Text Block]	Level
StarStream Variable Annuity [Member] | Daily [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Daily
Purpose of Benefit [Text Block]	Provides a consistent level amount of lifetime withdrawals and income with potential additional benefits as a result of quarterly step-ups looking back at the previous quarter’s daily values.
Standard Benefit Expense (of Other Amount), Current [Percent]	2.50%	[13]
Brief Restrictions / Limitations [Text Block]

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets). There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

●    No guarantee that more frequent Step-up opportunities will increase Your Benefit.

Name of Benefit [Text Block]	Daily
StarStream Variable Annuity [Member] | Boost [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Boost
Purpose of Benefit [Text Block]	Provides a consistent level amount of lifetime withdrawals and income with higher withdrawals than income payments.
Standard Benefit Expense (of Other Amount), Current [Percent]	2.50%	[13]
Brief Restrictions / Limitations [Text Block]

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to Covered Lives of certain ages. For a single Covered Life, the minimum age is 45 and the maximum age is 85, based on the Covered Life. For joint Covered Lives, the minimum age (based on the younger Covered Life) is 45 and the maximum age is 85 (based on the older Covered Life).

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the Benefit. A reduction to Your benefit could be more than the amount withdrawn.

●    Fee may be increased after the Charge Freeze Period; opting out of a fee increase will affect the benefit and the Contract.

●    Maximum Protected Annual Withdrawal Rates during the Protected Lifetime Income Period are lower than rates during the Protected Lifetime Withdrawal Period.

●    Roll-ups to Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Subject to termination conditions.

Name of Benefit [Text Block]	Boost
StarStream Variable Annuity [Member] | Protector [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Protector
Purpose of Benefit [Text Block]	Provides a consistent level amount of lifetime withdrawals and income with an enhanced death benefit.
Standard Benefit Expense (of Other Amount), Current [Percent]	2.50%	[13]
Brief Restrictions / Limitations [Text Block]

●    No guarantee that the death benefit will become payable, that the amount paid would be greater than the standard death benefit.

●    May be elected only at time of Contract issue or on Contract anniversary upon spousal continuation.

●    Restricted to owners between ages 45 and 75.

●    All withdrawals prior to the Protected Lifetime Income Period are withdrawals of Your own Contract Value (not payments from Our assets). There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

●    An additional fee applies to the Protected Death Benefit.

●    Only one Pre-Lifetime Withdrawal is available. A Pre-Lifetime Withdrawal or an Excess Withdrawal during the Protected Lifetime Withdrawal Period may significantly reduce or terminate the benefits. A reduction to Your benefits could be more than the amount withdrawn.

●    Fees may be increased after the Charge Freeze Period; opting out of a fee increase will affect the Benefit and the Contract.

●    Roll-ups to the Roll-Up Base do not apply after the Roll-Up Period expires.

●    Subsequent Purchase Payments after Benefit Year 1 will result in an adjusted Deferral Credit Rate to be added to the MPAW Rate, if applicable.

●    Investment Requirements apply.

●    Purchase Payments may be subject to additional restrictions.

●    Joint Covered Lives option is not available.

●    Subject to termination conditions.

Name of Benefit [Text Block]	Protector
StarStream Variable Annuity [Member] | Protected Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Protected Death Benefit
Purpose of Benefit [Text Block]	Provides a consistent level amount of lifetime withdrawals and income with an enhanced death benefit.
Standard Benefit Expense (of Other Amount), Current [Percent]	1.50%	[13]
Brief Restrictions / Limitations [Text Block]	● Protected Death Benefit will terminate if Contract Value is reduced to zero or You enter into the Protected Lifetime Income Period, but any available Protected Lifetime Income Amount would continue.
Name of Benefit [Text Block]	Protected Death Benefit
StarStream Variable Annuity [Member] | Overview of Optional Benefits [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Overview of Optional Benefits

This section describes the Level, Daily, Boost and Protector Optional Benefits, each of which may be elected for an additional charge. One Optional Benefit may be elected either at time of Contract issue or on a Contract anniversary upon spousal continuation.

With the Optional Benefits, You can receive lifetime withdrawals (the Protected Lifetime Withdrawals) or lifetime income payments (Protected Lifetime Income) if You satisfy certain requirements. Additionally, if You wait longer to begin taking withdrawals, You may receive a higher benefit with a Deferral Credit. Generally, when You start receiving withdrawals, the maximum amount You receive will be locked-in. However, You are allowed a one-time withdrawal without locking in Your future withdrawals or income payments (the Pre-Lifetime Withdrawal). A Pre-Lifetime Withdrawal or Excess Withdrawal may proportionately reduce or prematurely terminate Your Optional Benefit.

A proportionate reduction may result in a reduction to Your benefit that could be more than the amount withdrawn. A proportionate reduction is a reduction made by applying the same percentage decrease as the decrease to Contract Value. For example, assume Your Contract Value is $90,000 and Your Protection Benefit Base is $100,000. You take a Pre-Lifetime Withdrawal of $4,500. Your Protected Benefit Base is reduced in the same proportion as the reduction to the Contract Value ($4,500 / $90,000) which is 5%. The new Protected Benefit Base is $95,000 ($100,000 minus $100,000 x 5%).

You can only have one Optional Benefit in effect at a time. All features will be based on the age of the Covered Life or younger Covered Life for joint benefits at that time. Before choosing a benefit, talk with Your financial professional to find the one that best fits Your financial goals.

The Optional Benefits do not guarantee investment performance. We reserve the right to discontinue any Optional Benefit in the future. We may also make different versions of the Optional Benefits available for new purchasers. If an Optional Benefit is elected, additional Purchase Payments after the first yearly Benefit Anniversary will be limited to $50,000 per Benefit Year without Our prior approval. The total Protected Benefit Base for a Covered Life cannot exceed the Optional Benefit Maximum. This limit applies in aggregate across all Contracts with a guaranteed living benefit You have with Us and Our affiliates, including Contracts issued prior to January 2026.

StarStream Variable Annuity [Member] | Protected Benefit Base [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Protected Benefit Base

The Protected Benefit Base is a value used to calculate the amount of lifetime withdrawals (Protected Lifetime Withdrawals) or lifetime income payments (Protected Lifetime Income Amount) available under the Optional Benefits. The Protected Benefit Base is not Your Contract Value, is not available as a lump sum, and not payable as death benefit.

All lifetime withdrawal and lifetime income amounts are determined by applying the applicable MPAW Rate (and any applicable Deferral Credit Rate) to the Protected Benefit Base.

The Protected Benefit Base is determined by related values—the Roll-Up Base and the Step-Up Base.

The Roll-Up Base is designed to increase the Protected Benefit Base over time by applying a simple interest rate (the Roll-Up Rate) when certain requirements are met.

The Step-Up Base is designed to increase the Protected Benefit Base by capturing Contract Value growth either quarterly or yearly after Your Optional Benefit starts (the Benefit Date Anniversary), subject to applicable adjustments.

Your Protected Benefit Base will be reset to the greater of the Step-Up Base or the Roll-Up Base, After the first Benefit Year and each yearly Benefit Date Anniversary, subject to the Optional Benefit maximum of $10 million. You have a yearly Benefit Date Anniversary for Level, Boost, and Protector and a quarterly Benefit Date Anniversary for Daily.

Your Initial Protected Benefit Base

If You elect an Optional Benefit when You buy Your Contract, Your initial Protected Benefit Base will be equal to Your initial Purchase Payments. If You elect to add an Optional Benefit through spousal continuation, Your initial Protected Benefit Base will be calculated as the Contract Value on the Benefit Date following the surviving spouse’s election of a new Optional Benefit, if available. The Maximum Permitted Annual Withdrawal (MPAW) Rate will be based on the surviving spouse’s age on that Benefit Date and the terms then in effect. Please refer to Spousal Continuation of the Optional Benefit in “Optional Benefits”.

Adjustments to Your Protected Benefit Base

The Protected Benefit Base will increase dollar-for-dollar for any subsequent Purchase Payment on the date We receive it.

The Protected Benefit Base will decrease proportionally for any Excess Withdrawals or the Pre-Lifetime Withdrawal by the same percentage the withdrawal reduced Your Contract Value on the date the withdrawal is taken. Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits” for more information.

The Protected Benefit Base can increase on the applicable Benefit Date Anniversary to the greater of the Roll-Up Base or Step-Up Base.

The total Protected Benefit Base for a Covered Life cannot exceed $10 million (Optional Benefit Maximum). This limit applies in aggregate across all Contracts with a guaranteed living benefit You have with Us and Our affiliates. We may limit the subsequent Purchase Payments to Your Contract.

StarStream Variable Annuity [Member] | Roll-Up Base [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Roll-Up Base

Your Roll-Up Base is used to determine the Protected Benefit Base on the yearly Benefit Date Anniversary, which in turn determines the guaranteed withdrawal and income amounts. During a limited period (the Roll-Up Period), the Roll-Up Base will be increased by a simple interest rate if required conditions are met.

Your Roll-Up Calculation Base is used solely to calculate the amount of simple interest added to the Roll-Up Base. The initial Roll-Up Calculation Base equals the initial Protected Benefit Base, increased by any subsequent Purchase Payment and adjusted proportionally for any Pre-Lifetime Withdrawal or Excess Withdrawal.

On each subsequent Benefit Anniversary Date during the Roll-Up Period, the Roll-Up Base is recalculated as the sum of the prior Roll-Up Base and simple interest equal to the Roll-Up Rate multiplied by the Roll-Up Calculation Base. Simple interest on Subsequent Purchase Payments made during the Roll-Up Period is calculated on a prorated basis from the date of payment to the next Benefit Date Anniversary.

Your Initial Roll-Up Base and Roll-Up Calculation Base

Your initial Roll-Up Base and Roll-Up Calculation Base are equal to Your initial Protected Benefit Base.

Adjustments to Your Roll-Up Base and Roll-Up Calculation Base during the Roll-Up Period

Your Roll-Up Base will increase on the yearly Benefit Date Anniversary as the sum of:

i.	Your most recent Roll-Up Base; and
ii.	The simple interest (Your Roll-Up Calculation Base x Roll-Up Rate)

If You make a subsequent Purchase Payment in the middle of a Benefit Year, the simple interest will be prorated based upon the number of days from the date of the subsequent Purchase Payment to the next Benefit Date.

Adjustments to Your Roll-Up Base and Roll-Up Calculation Base during and after the Roll-Up Period

Your Roll-Up Base and Your Roll-Up Calculation Base will increase dollar-for-dollar for any subsequent Purchase Payments.

Your Roll-Up Base and Your Roll-Up Calculation Base will decrease proportionally for any Excess Withdrawals or the Pre-Lifetime Withdrawal by the same percentage the withdrawal reduced Your Contract Value. Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits”.

Assuming You take no other withdrawals, You will still earn simple interest, but it will be based on the reduced Roll-Up Calculation Base. No matter when the Pre-Lifetime Withdrawal was taken during the year, interest will not be paid on a prorated basis.

You will only receive a roll-up to Your Protected Benefit Base if the following conditions are met:

i.	You do not take a withdrawal, other than a Pre-Lifetime Withdrawal, during the Benefit Year;
ii.	The Contract is still in Your Roll-Up Period;
iii.	The Roll-Up Base is greater than zero; and
iv.	You have not entered the Protected Lifetime Income Period.

Please refer to “Appendix D — Optional Benefit Examples” for roll-up examples.

StarStream Variable Annuity [Member] | Step-Up Base [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Step-Up Base

Your Step-Up Base is a value that may be reset to a higher Contract Value on either the yearly Benefit Date Anniversary (for Level, Boost, or Protector) or quarterly Benefit Date Anniversary (for Daily).

Your Initial Step-Up Base.

Your initial Step-Up Base is equal to the initial Protected Benefit Base.

Adjustments to Your Step-Up Base

Your Step-Up Base will increase dollar-for-dollar for any subsequent Purchase Payments.

For Level, Boost, or Protector, Your Step-Up Base may increase on the yearly Benefit Date Anniversary if the Contract Value on that date is greater than Your current Step-Up Base (the “Annual Step-Up Base”). If Your Contract Value is lower than the Annual Step-Up Base, Your Step-Up Base will not change.

For Daily, Your Step-Up Base will increase on the quarterly Benefit Date Anniversary if the highest daily Contract Value in the past quarter is greater than the current Step-Up Base (the “Daily Step-Up Base”). If the daily Contract Value in the past quarter is lower than the Daily Step-Up Base, Your Step-Up Base will not change. Your Step-Up Base may decrease proportionally for any Excess Withdrawals or the Pre-Lifetime Withdrawal by the same percentage the withdrawal reduced Your Contract Value. Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits”.

Please refer to “Appendix D — Optional Benefit Examples” for step-up examples.

StarStream Variable Annuity [Member] | Pre-Lifetime Withdrawal [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Pre-Lifetime Withdrawal

You may request one Pre-Lifetime Withdrawal without initiating the Protected Lifetime Withdrawal Period. The Pre-Lifetime Withdrawal will not lock in the MPAW Rate, will not stop the simple interest Roll-Up, and will not stop future Deferral Credits from being applied. However, the Pre-Lifetime Withdrawal will reduce the Protected Benefit Base, and consequently the MPAW amount calculated for subsequent years. The Pre-Lifetime Withdrawal will also reduce the Contract Value by the amount of the withdrawal, the return of purchase payment death benefit, and the Protected Death Benefit, if elected, as outlined below. The Pre-Lifetime Withdrawal may be subject to the Withdrawal Charges. You cannot take a Pre-Lifetime Withdrawal after You initiate the Protected Lifetime Withdrawal Period.

A Pre-Lifetime Withdrawal will cause a proportionate reduction to the Protected Benefit Base, the Roll-Up Base, the Roll-Up Calculation Base, the Step-Up Base, and the Protected Death Benefit Base as follows:

Reduction to Protected Benefit Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Protected Benefit Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Roll-Up Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Roll-Up Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Roll-Up Calculation Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Roll-Up Calculation Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Step-Up Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Step-Up Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

Reduction to Protected Death Benefit Base	=	Gross dollar amount of the Pre-Lifetime Withdrawal	x	Current Protected Death Benefit Base prior to the Pre-Lifetime Withdrawal
Contract Value (prior to the Pre-Lifetime Withdrawal)

A Pre-Lifetime Withdrawal can significantly reduce or terminate Your future benefit. A reduction to Your future benefit could be more than the amount withdrawn.

All Pre-Lifetime Withdrawal requests must be made on an AuguStar form which is available by contacting Customer Service. If You request a withdrawal without using the AuguStar form, the withdrawal request will be treated as an MPAW request and will not be treated as a request for the Pre-Lifetime Withdrawal.

Please refer to “Appendix D — Optional Benefit Examples” for Pre-Lifetime Withdrawal examples.

StarStream Variable Annuity [Member] | Protected Lifetime Withdrawal [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Protected Lifetime Withdrawal

Your Protected Lifetime Withdrawal is the greater of Your MPAW or required minimum distribution amount. When You take Your first Protected Lifetime Withdrawal, You will lock in Your Maximum Protected Annual Withdrawal Rate and Your Deferral Credit Rate, if applicable, and start Your Protected Lifetime Withdrawal Period. Unless You request a one-time Pre-Lifetime Withdrawal, the first withdrawal You take will be considered a Protected Lifetime Withdrawal. A Protected Lifetime Withdrawal will reduce the Contract Value by the amount of the withdrawal.

The Protected Lifetime Withdrawal Period continues until:

(i)	The Optional Benefit is terminated in accordance with the Optional Benefit’s rider or the spousal continuation rider (refer to Termination of the Optional Benefit in “Optional Benefits”); or
(ii)	When the Optional Benefit enters into the Protected Lifetime Income Period.

If You take a Protected Lifetime Withdrawal and You are still in the Roll-Up Period, You will not receive a roll-up in that Benefit Year. However, if You do not take a withdrawal during the Benefit Year and You otherwise qualify for a roll-up, You may receive a roll-up during the Protected Lifetime Withdrawal Period. Subsequent Purchase Payments submitted after the first Protected Lifetime Withdrawal will increase the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, and Step-Up Base by the amount of the Purchase Payment.

StarStream Variable Annuity [Member] | Protected Lifetime Income [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Protected Lifetime Income

The Protected Lifetime Income Period will begin if Your Protected Benefit Base is greater than zero, on the earlier of:

(i)	The Latest Annuity Payout Date; or
(ii)	The date that the Contract Value is reduced to zero (other than by an Excess Withdrawal or a Pre-Lifetime Withdrawal).

When You enter the Protected Lifetime Income Period, You will immediately receive an income payment equal to the excess, if any, of the then current MPAW amount over the total withdrawals already taken during the Benefit Year. However, if You are taking systematic withdrawals, the income payments will continue until the MPAW amount for the Benefit Year has been reached. If the systematic withdrawals as scheduled do not exhaust the MPAW amount for the Benefit Year, You will immediately receive an income payment equal to the excess of the then current MPAW over the total of withdrawals already taken during the Benefit Year and those scheduled to continue for the remainder of the Benefit Year. You will then begin receiving the Protected Lifetime Income on the first day of the month following the yearly Benefit Date Anniversary of the Protected Lifetime Income Period payable until the death of the last Covered Life. Each monthly payment will equal 1/12th of the then current MPAW amount.

Once an Optional Benefit has entered the Protected Lifetime Income Period, the terms of the Contract will be adjusted as follows:

(i)	You will only be entitled to payments of Protected Lifetime Income pursuant to the terms of the Optional Benefit; and
(ii)	All other benefits under the Contract will terminate (e.g., the death benefit will terminate, and there will be no ability to annuitize).

Once the Optional Benefit has entered the Protected Lifetime Income Period, You will no longer be permitted to make subsequent Purchase Payments or request withdrawals. Additionally, because there is no Contract Value to annuitize, the Protected Lifetime Income Payments under the Optional Benefit become the only income stream remaining in the Contract.

StarStream Variable Annuity [Member] | Maximum Protected Annual Withdrawal (MPAW) [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Maximum Protected Annual Withdrawal (MPAW)

The MPAW amount is the maximum amount that can be withdrawn or taken as income from the Contract during a Benefit Year of the Protected Lifetime Withdrawal Period and the Protected Lifetime Income Period without reducing the Protected Benefit Base. The MPAW amount is calculated by multiplying the MPAW Rate, plus any applicable Deferral Credit Rate, with the Protected Benefit Base (as outlined below). The MPAW Rates are provided in the Rate Sheet Supplement that must accompany this prospectus.

The MPAW Rate is determined as follows:

(1)	For a single Covered Life, the MPAW Rate is determined based on the age of the Annuitant at the time of the first Protected Lifetime Withdrawal.
(2)	For Joint Covered Lives (if applicable), the MPAW Rate is determined based on the younger covered live at the time of the first Protected Lifetime Withdrawal.

The MPAW Rate will not change for the life of the Level, Daily, and Protector options after it is established; however, the MPAW amount may change if the Protected Benefit Base changes. Boost offers two applicable MPAW Rates, one for the Protected Lifetime Withdrawal Period (which will generally be relatively higher than the MPAW Rates for Level, Daily, and Protector), and a lower MPAW Rate for the Protected Lifetime Income Period. As a result, if You elect Boost, Your income payments will be lower upon entering the Protected Lifetime Income Period.

During the Protected Lifetime Withdrawal Period, the MPAW amount will be calculated as follows:

Maximum Protected Annual Withdrawal amount	=	(MPAW Rate + Deferral Credit Rate*, if applicable)	x	Protected Benefit Base

*	The Deferral Credit Rate will be adjusted to apply only to Purchase Payments made in the first Benefit Year as described in Deferral Credit in “Optional Benefits”.

You can elect to set up systematic withdrawals or request each Protected Lifetime Withdrawal up to the MPAW, separately. All Protected Lifetime Withdrawals must be made on an AuguStar form(s) by contacting the Service Center.

The MPAW is non-cumulative. You may not take all or any portion of a previous Benefit Year’s MPAW amount in a subsequent Benefit Year without causing an Excess Withdrawal that will reduce the Protected Benefit Base.

Please refer to “Appendix D — Optional Benefit Examples” for MPAW examples.

StarStream Variable Annuity [Member] | Deferral Credit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Deferral Credit

If You take Your first Protected Lifetime Withdrawal after an applicable Deferral Credit Period, a Deferral Credit Rate will be added to the MPAW Rate. Different Deferral Credit Rates may apply to different Optional Benefits and Deferral Credit Periods. The Deferral Credit Rates and Deferral Credit Periods are disclosed in the Rate Sheet Supplement that must accompany this prospectus.

The Deferral Credit Rate is only applicable to the Purchase Payments made in the first Benefit Year and if subsequent Purchase Payments are made after the first Benefit Year, the Deferral Credit Rate will be reduced as follows:

Adjusted Deferral Credit Rate	=	Deferral Credit Rate	x	Purchase Payments made in the first Benefit Year
Total Purchase Payments

The Deferral Credit Rate or the adjusted Deferral Credit Rate will then be added to the MPAW Rate as outlined in Maximum Protected Annual Withdrawal (MPAW) in “Optional Benefits”. Please refer to “Appendix D — Optional Benefit Examples” for a Deferral Credit example.

StarStream Variable Annuity [Member] | Required Minimum Distribution (“RMD”) and the Optional Benefits [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Required Minimum Distribution (“RMD”) and the Optional Benefits

The Internal Revenue Code (“IRC”) requires IRAs, SEP IRAs, Savings Incentive Match Plan for Employees Individual Retirement Accounts (“Simple IRAs”), and Investment-Only contracts to begin distributions no later than April 1 of the calendar year following the calendar year in which You reach age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70 ½ if born before July 1, 1949). If You are subject to minimum required distribution rules, You may still be able to take withdrawals of higher MPAW amounts if You meet Company requirements as further explained below. Consult a qualified tax advisor.

A withdrawal made under this Contract may be utilized to satisfy RMDs as long as the following conditions are met:

1.	The Contract is a Qualified Contract;
2.	It is subject to the minimum distribution requirements under the RMD regulations of the IRC;
3.	It is the calendar year following the year in which You reach the required beginning age as defined by the IRC;
4.	You provide Us with the prior year’s December 31st Contract Value if Purchase Payments are funds from another Contract;
5.	The Protected Lifetime Withdrawal Period has started;
6.	The RMD amount is calculated by Us; and

7.	The total amount of withdrawal does not exceed (a) or (b), where:
(a)	is the remaining MPAW from January 1st through the yearly Benefit Date Anniversary; and
(b)	is the greater of the MPAW and the RMD, from the yearly Benefit Date Anniversary through December 31st.

If the amount withdrawn is larger than (a) or (b) above, the amount in excess would be considered an Excess Withdrawal.

Like any other withdrawal, RMDs will reduce the Contract Value by the amount of the withdrawal.

RMDs are calculated on a calendar year basis while Your MPAW amount is calculated on a Benefit Year basis. To elect monthly RMDs, You must provide Us notice on or before January 25 of the calendar year in which you want to take withdrawals. Monthly payment dates must be on or before the 25th day of each month. If the date You elect is not the end of a Valuation Period (generally, a day when the NYSE is open), We will make the payment on, and as of, the end of the next applicable Valuation Period. If You elect monthly RMDs, We will automatically pay You the greater of Your RMD or Your MPAW on a monthly basis. Once You elect monthly RMDs, You cannot revoke it. You may elect to not take monthly withdrawals by providing Us with notice, but You will not be able to take that withdrawal later and still have it qualify as an RMD. If You do later take such withdrawal, the entire withdrawal will be considered an Excess Withdrawal.

If You die and Your spouse elects to continue the Contract, the spouse may revoke monthly RMDs by providing notice to Us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which You died. If Your spouse revokes monthly RMDs, he or she may elect monthly RMDs in the future when he or she is required to take RMDs from the Contract. If Your spouse continues the Contract, is eligible for monthly RMDs and does not revoke monthly RMDs, he or she will continue to receive monthly RMDs with the applicable RMD amount based on the continuing spouse’s age beginning in the calendar year after You die.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under the Optional Benefits.  Such withdrawals that exceed the MPAW amount will have the same effect as any withdrawal or Excess Withdrawal as described and may cause a significant impact to Your benefit.

We reserve the right to modify or eliminate RMDs if there is any change to the Code or IRS Rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If We exercise this right, We will provide notice to You and any withdrawals in excess of the MPAW amount will reduce the Protected Benefit Base.

StarStream Variable Annuity [Member] | Impact of Excess Withdrawals on the Optional Benefits [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Impact of Excess Withdrawals on the Optional Benefits

During the Protected Lifetime Withdrawal Period, You are permitted to withdraw Contract Value in excess of that year’s MPAW amount (an Excess Withdrawal) provided the Contract Value is greater than $0. However, Excess Withdrawals will reduce Your Optional Benefit, perhaps significantly. Excess Withdrawals will proportionately reduce the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base (if applicable). Each of these reductions could be greater than the amount of the Excess Withdrawal.

Immediately upon taking an Excess Withdrawal, the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base will be reduced as follows:

Reduction to Protected Benefit Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Protected Benefit Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Roll-Up Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Roll-Up Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Roll-Up Calculation Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Roll-Up Calculation Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Step-Up Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Step-Up Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

Reduction to Protected Death Benefit Base	=	Gross dollar amount of the Excess Withdrawal	x	Current Protected Death Benefit Base prior to the Excess Withdrawal
Contract Value (prior to the Excess Withdrawal)

In situations where the Protected Benefit Base exceeds the Contract Value, the Excess Withdrawal will typically result in a greater reduction to the Protected Benefit Base than the Excess Withdrawal’s dollar value.

In situations where only a portion of a withdrawal constitutes an Excess Withdrawal, the amount of the withdrawal that is not an Excess Withdrawal shall first be deducted from the Contract Value to determine the Contract Value prior to the Excess Withdrawal.

Please refer to “Appendix D — Optional Benefit Examples” for an Excess Withdrawal example.

StarStream Variable Annuity [Member] | Spousal Continuation of the Optional Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Spousal Continuation of the Optional Benefit

If available, the surviving spouse may have the option to (1) continue the Optional Benefit elected at Contract issue; (2) elect a different Optional Benefit, or (3) to add a new Optional Benefit available as of the Continuation Date (as defined below). Spousal continuation of an Optional Benefit must be elected within 28 days of Us receiving proof of death.

The “Continuation Date” is the date We receive, in Good Order:

(i)	The surviving spouse’s written request to continue the Contract; and
(ii)	Due Proof of Death.

Single Covered Life

If the Optional Benefit provided for a Single Covered Life, the surviving spouse may:

(i)	Continue the Contract without an Optional Benefit; or
(ii)	Elect a new Optional Benefit available as of the Continuation Date.

If an Optional Benefit is available and added by the surviving spouse, the new Benefit Date will be the Contract anniversary after the surviving spouse elects the Optional Benefit. The surviving spouse’s initial Protected Benefit Base will be the Contract Value on the new Benefit Date. The Optional Benefit will be added based on the terms, including fees, features and rates, in effect on the new Benefit Date. The MPAW Rate will be based on the surviving spouse’s age on the new Benefit Date.

Joint Covered Lives

If the Optional Benefit provided for Joint Covered Lives, the surviving spouse may continue the Optional Benefits subject to the following conditions:

(i)	The surviving spouse elects to continue the Optional Benefit within the maximum spousal continuation election period; and
(ii)	No previous surviving spouse elected spousal continuation.

The maximum spousal continuation election period begins after We receive Due Proof of Death and will be shown in Your Contract specifications. The surviving spouse for an Optional Benefit provided for Joint Covered Lives will not have the ability to elect a new available Optional Benefit.

Under the spousal continuation of a joint Covered Life, the initial Protected Benefit Base will equal the greater of:

(i)	the Contract Value after applying any applicable Death Benefit Adjustment (the death benefit value); or
(ii)	the Protected Benefit Base as of the Continuation Date.

Please refer to Death Benefit Adjustment in “Glossary” and Return of Purchase Payment Death Benefit in “Standard Benefits Included in the Contract” for details.

The MPAW Rate will depend on whether the death of the applicable Covered Life occurred before or after the Contract entered the Protected Lifetime Withdrawal Period. If the death occurs before the Contract entered the Protected Lifetime Withdrawal Period, We will use the surviving spouse’s age to determine the MPAW Rate. If the death occurs after the Contract entered the Protected Lifetime Withdrawal Period, the MPAW Rate will not change.

Spousal continuation of the Contract is permitted only one time.

StarStream Variable Annuity [Member] | Termination of the Optional Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Termination of the Optional Benefit

This Optional Benefit will terminate automatically upon the earliest occurrence of any of the following:

1.	the date the Contract is terminated in accordance with its terms, unless otherwise provided in this Optional Benefit;

2.	a full withdrawal of the Contract Value;

3.	an Excess Withdrawal or Pre-Lifetime Withdrawal that reduces the Protected Benefit Base to zero;

4.	Our receipt of Due Proof of death of the last Covered Life;

5.	the effective date of Your request to cancel this Optional Benefit as specified below;

6.	annuitization of the Contract, other than entering the Protected Lifetime Income Period; or

7.	a change in Contract owner or assignment of the Contract, unless:

o	the new owner or assignee assumes full ownership of the Contract and is essentially the same person (for example, a change from individual ownership to a personal revocable trust, a change to the Contract owner’s spouse during the Contract owner’s lifetime, or a change to a court appointed guardian representing the Contract owner during the Contract owner’s lifetime);

o	ownership of an IRA or Roth IRA is changed between custodians or between the Covered Life and a custodian;

o	the assignment is made solely to affect a tax-free exchange of the Contract under Section 1035 of the Internal Revenue Code, in which case this Optional Benefit may continue during the temporary assignment period and will not terminate unless and until the Contract is fully withdrawn; or

o	the new owner is the Annuitant’s spouse pursuant to a permitted spousal continuation rider.

If the surviving spouse is the sole Beneficiary of the Contract, We receive due proof of death but do not receive written notice electing a permitted spousal continuation at the same time; and the only reason this Optional Benefit would otherwise terminate is the death of the Annuitant, We will reinstate this Optional Benefit if We receive written notice electing a permitted spousal continuation rider on or before the maximum spousal continuation election date shown in the Contract specifications.

You may elect to cancel the Optional Benefit upon the 7th Anniversary of the Benefit Date, or later, the Optional Benefit can be cancelled at any time during the 90 calendar days following the beginning of the Contract Year and the cancellation will be effective as of the current date.

Upon termination of this Optional Benefit for any reason, the additional charge for this Optional Benefit will also terminate. There will be no additional or pro-rated charges assessed following the cancellation. Once cancelled, this Optional Benefit may not be reinstated.

StarStream Variable Annuity [Member] | The Optional Benefits: Level, Boost, Daily, and Protector [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

The Optional Benefits: Level, Boost, Daily, and Protector

You may elect one of the Optional Benefits described in detail below. Each is a guaranteed minimum withdrawal benefit that offers distinct benefits based on differences in applicable Roll-Up Rate, Roll-Up Crediting Period, MPAW Rates, Deferral Credits, and Investment Requirements. Protector also provides an enhanced death benefit (Protected Death Benefit).

The Optional Benefits provide for Protected Lifetime Income and Protected Lifetime Withdrawals up to the MPAW amount each year, even after the Contract Value is equal to zero, provided that You do not deplete the Protected Benefit Base by taking Excess Withdrawals or a Pre-Lifetime Withdrawal. You will be automatically enrolled in Rebalancing to meet the Investment Requirements.

Level, Boost, and Daily provide for single and joint Covered Lives. Protector only provides for a single Covered Life. For Level, Boost, and Daily, the Covered Life is the Annuitant, who must also be an owner. If You choose the joint Covered Lives option, the Covered Lives are the Annuitant and their spouse on the Benefit Date. The spouse must be a named joint owner or the Primary Beneficiary. The MPAW Rate will be determined using the age of the younger Covered Life. For Protector, the Covered Life is the Annuitant, who must also be an owner. The Optional Benefits are restricted to Covered Lives of certain ages as outlined in Purchasing the Contract of “Buying the Contract”.

Please refer to “Appendix D — Optional Benefit Examples” for examples of how each option works.

Level

Level provides level Protected Lifetime Withdrawals and Protected Lifetime Income Amounts. On the yearly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of the Annual Step-Up Base or the Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

Boost

Boost provides the benefits of Level for the Protected Lifetime Withdrawals and Protected Lifetime Income Amounts but provides a higher MPAW Rate in the Protected Lifetime Withdrawal Period than in the Protected Lifetime Income Period. On the yearly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of the Annual Step-Up Base or the Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

Daily

Daily provides the benefits of Level for the Protected Lifetime Withdrawals and Protected Lifetime Income Amounts but also provides more opportunities for step-ups. On the quarterly Benefit Date Anniversary, Your Step-Up Base is set to the highest daily Contract Value for the past quarter (the Daily Step-Up Base) adjusted for any subsequent Purchase Payments, and Pre-Lifetime or Excess Withdrawals if higher than the current Daily Step-Up Base. On the quarterly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of Your Daily Step-Up Base or Your Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

Protector

Protector provides the same benefits of Level for the Protected Lifetime Withdrawals and Protected Lifetime Income but also provides a Protected Death Benefit which will not be reduced for Protected Lifetime Withdrawals. Unlike Boost, Daily, Level, there can only be a single Covered Life on Protector. On the yearly Benefit Date Anniversary, Your Protected Benefit Base is set to the greater of the Annual Step-Up Base or the Roll-Up Base. Your Roll-Up Base is updated once per year, on the yearly Benefit Date Anniversary.

If the Covered Life dies during the Protected Lifetime Withdrawal Period, the Beneficiary will receive the Protected Death Benefit equal to the greater of:

(i)	the Contract Value; or
(ii)	the Protected Death Benefit Base.

The initial Protected Death Benefit Base is equal to initial Purchase Payments. The Protected Death Benefit Base will increase dollar for dollar for any subsequent Purchase Payments and will be reduced proportionally for the Pre-Lifetime Withdrawal or Excess Withdrawals.

Please refer to Impact of Excess Withdrawals on the Optional Benefits and Pre-Lifetime Withdrawal in “Optional Benefits”. The Protected Death Benefit Base will not be reduced for Protected Lifetime Withdrawals.

The Protected Death Benefit will no longer apply when the Contract enters the Protected Lifetime Income Period and/or if the Contract Value equals zero.

StarStream Variable Annuity [Member] | Optional Benefit Risks [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

Optional Benefit Risks

You should elect an Optional Benefit if the guaranteed lifetime withdrawal benefit described in this section is appropriate for You based on Your financial goals and risk tolerances. Each Optional Benefit is designed to help protect against the risk of poor investment performance and the risk of outliving Your income payments. However, there is no guarantee that an Optional Benefit will be sufficient to meet Your future income needs, and there is no guarantee that You will realize any financial benefit. If You select an Optional Benefit, You will pay additional fees. After the Charge Freeze Period, We may increase these fees up to the maximum charge subject to a yearly maximum adjustment amount. Opting out of a fee increase will affect the benefit and the Contract. Your fees may be relatively higher if You select an Optional Benefit with enhanced features (Protector) or joint Covered Lives. The benefit provided by an Optional Benefit may ultimately be less valuable than the fees You incurred.

Withdrawals under an Optional Benefit are taken from Contract Value until Your Contract Value is reduced to zero, if ever. If Your Contract Value is never reduced to zero for a reason other than a Pre-Lifetime Withdrawal or Excess Withdrawal during the accumulation phase, You will not enter the Protected Lifetime Income Period until the Latest Annuity Payout Date. If You do not take the MPAW each Benefit Year during the Protected Lifetime Withdrawal Period, Your chances of entering the Protected Lifetime Income Period decreases prior to the Latest Annuity Payout Date. There may be minimal chance of outliving Your Contract Value and receiving Protected Lifetime Income Amounts from Us.

All withdrawals under an Optional Benefit – i.e., Pre-Lifetime Withdrawal, Protected Lifetime Withdrawals, Excess Withdrawals – may result in taxes, and tax penalties, as well as other negative consequences (e.g., significant reductions in the death benefit, reduced likelihood of step-ups, and roll ups may not be applied. A Pre-Lifetime Withdrawal or Excess Withdrawal may be subject to withdrawal charges. In addition, a Pre-Lifetime Withdrawal or Excess Withdrawal may significantly reduce Your benefit. A Pre-Lifetime Withdrawal or Excess Withdrawal will reduce the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base (if applicable) in the same proportion as the Contract Value. Each of these reductions could be greater than the amount of the Pre-Lifetime Withdrawal or Excess Withdrawal. If a Pre-Lifetime Withdrawal or Excess Withdrawal reduces Your Contract Value to zero, Your Contract and the Optional Benefit will immediately terminate.

You should carefully consider when to take Your first Protected Lifetime Withdrawal. When You take Your first Protected Lifetime Withdrawal, You will lock in Your MPAW Rate, including any applicable Deferral Credit Rate. Generally, the longer You defer Your first Protected Lifetime Withdrawal, the higher Your MPAW Rate will be. However, the longer You defer Your first Protected Lifetime Withdrawal, the less time You will have to benefit from the Optional Benefit because as time passes as Your life expectancy is reduced. Additionally, Boost offers two applicable MPAW Rates, one for the Protected Lifetime Withdrawal Period (which will generally be relatively higher than the MPAW Rates for Level, Daily, and Protector), and a lower MPAW Rate for the Protected Lifetime Income Period. As a result, if You elect Boost, the ability to take higher Protected Lifetime Withdrawals during the Protected Lifetime Withdrawal Period may increase the likelihood of reaching the Protected Lifetime Income Period, where Your annual benefit will be lower.

If You elect an Optional Benefit, You must be invested in accordance with certain requirements outlined in “Appendix B – Optional Benefit Investment Requirements.” We impose Investment Requirements to reduce the risk of investment losses that may require Us to use Our own assets to make guaranteed payments under an Optional Benefit. Certain Underlying Funds included in the Investment Requirements, including Underlying Funds managed by an advisor affiliated with Us, employ risk management strategies that are intended to control the Underlying Fund’s overall volatility, may also reduce the downside exposure of the Underlying Fund’s during significant market downturns. These Underlying Funds are included under Investment Requirements in part because the reduction in volatility helps Us to reduce the risk of investment losses that may require Us to use Our own assets to make guaranteed payments under an Optional Benefit. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit Your participation in market gains. This may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and, in turn, the value of any Optional Benefit that is tied to investment performance. You may earn a higher rate of return from other investment options not available under Investment Requirements of the Benefit. If You are seeking a more aggressive investment strategy, the permissible investments may not be appropriate for You. You should consult with Your financial professional to determine whether these Underlying Funds align with Your investment objectives.

You may enter the income phase prior to the Latest Annuity Payout Date by annuitizing the Contract; however, Your Optional Benefit will terminate, and Your remaining Contract Value will be applied to the selected annuity payout option. Generally, with an Optional Benefit, You should not elect to annuitize the Contract before the latest Annuity Payout Date unless the annual Annuity Income Payments would be greater than Your MPAW. If Your Contract is still in the accumulation phase on the Latest Annuity Payout Date, Your Optional Benefit will automatically enter the Protected Lifetime Income Period and Your remaining Contract Value will be forfeited to Us. Alternatively, You could elect to annuitize Your Contract and apply Your remaining Contract Value to an annuity payout option. If You have elected an Optional Benefit, You may have a higher Protected Lifetime Income available to You than annuitizing Your Contract Value.

StarStream Variable Annuity [Member] | The Optional Benefits’ Investment Requirements [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

The Optional Benefits’ Investment Requirements

If You elect an Optional Benefit, You must allocate Your Purchase Payments in accordance with “Appendix B – Optional Benefit Investment Requirements.” We may revise the Optional Benefit Investment Requirements for any existing Contract to the extent necessary to accommodate Variable Portfolios that are deleted, substituted, merged or otherwise reorganized. We will promptly notify You in writing of any changes to the Optional Benefit Investment Requirements.

Quarterly rebalancing will be mandatory if You elect an Optional Benefit. We will automatically enroll You into Rebalancing as outlined in Rebalancing in “Standard Benefits Included in Your Contract” to ensure that Your allocations continue to comply with the Optional Benefit Investment Requirements. You can modify Your rebalancing instructions, as long as they are consistent with the Optional Benefit Investment Requirements, by calling 888.925.6446.

We will not rebalance amounts in the Protected Fixed Account or the EDCA Fixed Account under the Rebalancing program.

StarStream Variable Annuity [Member] | The Optional Benefits Rate Sheet Supplement [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]

The Optional Benefits Rate Sheet Supplement

For all new Optional Benefit elections, We issue a Rate Sheet Supplement to update the “Are There Ongoing Fees and Expenses” in the “Important Information You Should Consider About the Contract” sections. The Rate Sheet Supplement also provides the following current values for the Level, Boost, Daily, and Protector Optional Benefits:

●	Optional Benefit Fee;
●	Maximum Protected Annual Withdrawal Rates;
●	Maximum Annual Optional Benefit Fee Adjustment;
●	Charge Freeze Period;
●	Roll-Up Rate;
●	Roll-Up Period; and
●	Deferral Credit Rates

Additionally, the Rate Sheet Supplement provides the following current values for the Protected Death Benefit:

●	Protected Death Benefit Fee;
●	Maximum Annual Protected Death Benefit Fee Adjustment; and
●	Protected Death Benefit Charge Freeze Period

After your Contract is issued, the percentages and terms listed below above are guaranteed not to change for the life of your Contract, except for the Optional Benefit fee and Protected Death Benefit fee which may change after the contract is issued. You will be notified in writing by Us of any change in fee. The Rate Sheet Supplement indicates the deadline by which Your application or spousal continuation election form must be signed and dated to lock in the disclosed rates and terms.

We reserve the right to update the rates and terms at any time, in Our sole discretion, for prospectively issued Contracts. New rates and terms may be higher or lower than the rates and/or percentages in the previous Rate Sheet Supplement. New investors receive the applicable Rate Sheet Supplement at the time of Contract issue or spousal continuation election.

A new Rate Sheet Supplement becomes effective at least 10 days after it is filed with the Securities and Exchange Commission (SEC). We include a Rate Sheet Supplement with this prospectus. You may also obtain the most current Rate Sheet Supplement by contacting Your financial professional, looking online at www.augustarfinancial.com/starstream, or calling 888.925.6446. Rate Sheet Supplements are also filed with the SEC are available on the EDGAR system at www.sec.gov, file number 333-290558.

StarStream Variable Annuity [Member] | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees Your investment in this Contract.
StarStream Variable Annuity [Member] | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. Withdrawals from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawals could significantly reduce the value of Your Contract and also significantly reduce or terminate Contract benefits. Tax deferral and long-term income are generally more beneficial to long-term investors.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. Withdrawals from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawals could significantly reduce the value of Your Contract and also significantly reduce or terminate Contract guarantees, including the death benefit. The benefits of tax deferral, long-term income, and living benefit protections are generally more beneficial to investors with a long-term horizon.

StarStream Variable Annuity [Member] | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract is subject to risk of poor investment performance and can vary depending on the performance of the Variable Portfolios. The Variable Portfolios each have their own unique risks. Investors should review the available investment options before making an investment decision.
StarStream Variable Annuity [Member] | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to risks related to Us, AuguStar Life Insurance Company. Any obligations (including under the Fixed Accounts), guarantees, and benefits of the Contract are subject to the claims-paying ability of AuguStar Life. More information about AuguStar Life, including Our financial strength ratings, is available upon request by calling Us at 888.925.6446.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Insurance Company Risk. We are the only company that has any legal responsibility to pay amounts We owe under the Contract. The general obligations and any living benefits under the Contract are supported by Our general account and are subject to Our claims-paying ability. You should look solely to Our financial strength for Our claims-paying ability. If We undergo financial distress, We may not be able to meet Our contractual obligations to Our investors.

StarStream Variable Annuity [Member] | Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Contract Changes Risk. We may, at any time, exercise Our rights to limit or terminate contributions, allocations and transfers to any of the investment options. We reserve the right, subject to compliance with laws that apply, to substitute Underlying Funds for Variable Portfolios, remove Variable Portfolios from the Separate Account, to combine any two or more Variable Portfolios, to restrict or eliminate any voting rights as to the Separate Account, and to limit the number of Variable Portfolios You may select. You should evaluate whether Our ability to make the changes described above, and Your ability to react to such changes, are appropriate based on Your investment goals. When such changes occur, You should also evaluate whether those changes are appropriate based on Your investment goals and, if not, You should evaluate Your options under the Contract, which may be limited and may have negative consequences associated with them.

StarStream Variable Annuity [Member] | Risks Associated with Variable Portfolios [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Risks Associated with Variable Portfolios. You bear all the investment risk for Contract Value allocated to the Variable Portfolios, each of which invests in an Underlying Fund. If the Variable Portfolios You select increase in value, Your Contract Value will go up; if they decrease in value, Your Contract Value will go down. How much a Variable Portfolio goes up or down in value mainly depends on the performance of its Underlying Fund. Each Underlying Fund has its own unique investment risks. Even a Variable Portfolio investing in a money market fund may have negative returns, particularly due to the fees and charges deducted from the Separate Account. There is no guarantee that any Underlying Fund will meet its investment objective. You can investigate the Underlying Funds by reviewing their prospectuses, statements of additional information, and annual and semi-annual reports.

StarStream Variable Annuity [Member] | Withdrawal Risk (Illiquidity Risk) [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Withdrawal Risk (Illiquidity Risk). Withdrawals may be subject to withdrawal charges, income tax, and may be subject to tax penalties if taken before age 59 ½. Withdrawals generally reduce the death benefit, perhaps significantly. If You elect an Optional Benefit, an early withdrawal (Pre-Lifetime Withdrawal) or Excess Withdrawal may significantly reduce or terminate the benefit. The reduction to a benefit may be greater than the amount withdrawn.

StarStream Variable Annuity [Member] | Transfer Limitation Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Transfer Limitation Risk. We may close investment options to transfers of Contract Value. We may limit the number, frequency, method or amount of transfers among investment options. Transfers to and from a Fixed Account may be subject to significant restrictions. You should consider how Our ability to limit transfers may impede Your ability to reallocate Contract Value in response to changes in personal circumstances and market conditions.

StarStream Variable Annuity [Member] | Investment Requirements Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Investment Requirements Risk. If You elect an Optional Benefit, You will be subject to Investment Requirements, which means Your allocations among the investment options will be subject to certain requirements and restrictions. We impose Investment Requirements to reduce the risk of investment losses that may require Us to use Our own assets to make guaranteed payments under an Optional Benefit. The Investment Requirements may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and the value of Your guaranteed benefits.

StarStream Variable Annuity [Member] | Managed Volatility Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Managed Volatility Risk. Certain Underlying Funds may employ risk management strategies to provide for downside protection during sharp downturn movements in equity markets. These Underlying Funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the Underlying Funds. These strategies could limit the upside participation in the Underlying Fund in rising equity markets relative to other Underlying Funds. The death benefits and Optional Benefits offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Optional Benefits, which can limit the Contract’s upside participation in the markets. Many of these Underlying Funds are included in the Investment Requirements associated with the Optional Benefits. Therefore, electing an Optional Benefit will similarly involve risk management strategies that, in periods of high market volatility, could limit Your participation in market gains. This may conflict with Your investment objectives by limiting Your ability to maximize potential growth of Your Contract Value and the value of Your guaranteed benefits. For more information on these Underlying Funds and their risk management strategies, please see the Underlying Funds’ prospectuses.

StarStream Variable Annuity [Member] | Purchase Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make subsequent Purchase Payments is subject to certain restrictions. We reserve the right to refuse or limit any Purchase Payment(s).
StarStream Variable Annuity [Member] | Minimum Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Minimum Contract Value Risk. Where permitted by state law, We may terminate Your Contract if Your Contract Value is less than $5,000 as a result of withdrawals and/or fees and charges. We will not exercise this right if You have an in-force Optional Benefit. We will provide You with 60 days written notice that Your Contract is being terminated. At the end of the notice period, We will distribute the Contract’s remaining value to You.

StarStream Variable Annuity [Member] | Separate Account Change Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Separate Account Change Risk. Your Contract is supported by a registered Separate Account that invests in Variable Portfolios that invest in Underlying Funds, and the value of Your Contract depends on the investment performance of those Underlying Funds, including the risk of loss of principal.

We reserve the right, within the law, to make additions, deletions and substitutions for the Variable Portfolios offered by VAA. We may substitute shares of other Variable Portfolios for shares already purchased, or to be purchased in the future, under the Contract. This substitution might occur if shares of one or more of the Variable Portfolios should become inappropriate for purposes of the Contract, in the judgment of Our management. The new Variable Portfolio may have higher fees and charges than the existing Variable Portfolio and not all Variable Portfolios may be available to all classes of contracts. No substitution or deletion will be made to the Contract without prior notice to You and before any necessary orders of the SEC in accordance with the 1940 Act, and Your prior approval if required by law.

We also reserve the right to establish additional Variable Portfolios, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more Variable Portfolios if, in Our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a Variable Portfolio without prior notice to You and before any necessary order of the SEC, and Your prior approval, if required by law. Not all Variable Portfolios may be available to all classes of contracts.

If permitted by law, and with Your prior approval if required by law, We may create a new separate account; deregister VAA under the 1940 Act in the event such registration is no longer required; manage VAA under the direction of committee; or combine VAA with one of Our other separate accounts. Further, to the extent permitted by applicable law, We may transfer the assets of VAA to another separate account.

StarStream Variable Annuity [Member] | Optional Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

Optional Benefits Risk. The Optional Benefits (guaranteed lifetime withdrawal benefits) have different features. If You elected an Optional Benefit and do not use it, or if the contingencies upon which the benefit depend never occur, You will have paid for a benefit that did not provide a financial return. There is also a risk that any financial return of an Optional Benefit, if any, will ultimately be less than the amount You paid for the benefit. Some Optional Benefit fees’ may be currently charged at less than their maximum amounts. We may increase these charges up to the maximum charge, subject to the terms of the Optional Benefit. We will provide prior written notice of when We increase fees and supplement the prospectus as applicable. You are responsible for managing Your withdrawal activity in accordance with the terms of an Optional Benefit. All withdrawals under an Optional Benefit – Pre-Lifetime Withdrawal, Protected Lifetime Withdrawals, Excess Withdrawals – may result in taxes and tax penalties, as well as other adverse consequences (e.g., significant reductions in the death benefit, reduced likelihood of step-ups).

A Pre-Lifetime Withdrawal or Excess Withdrawal may be subject to withdrawal charges. In addition, a Pre-Lifetime Withdrawal or Excess Withdrawal may significantly reduce Your benefit. A Pre-Lifetime Withdrawal or Excess Withdrawal will proportionately reduce the Protected Benefit Base, Roll-Up Base, Roll-Up Calculation Base, Step-Up Base, and Protected Death Benefit Base (if applicable). Each of these reductions could be greater than the amount of the Pre-Lifetime Withdrawal or Excess Withdrawal. If a Pre-Lifetime Withdrawal or Excess Withdrawal reduces Your Contract Value to zero, Your Contract and the Optional Benefit will immediately terminate. Please refer to “Optional Benefits”.

To read more about potential business disruption, cybersecurity, and artificial intelligence (“AI”) technologies risks, please see the Statement of Additional Information (SAI).

[1]	The withdrawal charge applies as follows:
[2]	A $50 Annual Contract Fee is assessed on each Contract anniversary and upon full withdrawal of the Contract. This charge reimburses Us for administrative fees involved in issuing and maintaining the Contract. If on any Contract anniversary (or on the date of a full withdrawal) the Contract Value is $50,000 or more, We will waive the Annual Contract Fee.
[3]	Annual expenses reflect temporary fee reductions.
[4]	The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are registered trademarks of The NASDAQ OMX Group, Inc. (which with its affiliates is referred to as "NASDAQ OMX") and have been licensed for use by AuguStar®. The portfolio and Our products have not been passed on by NASDAQ OMX as to their legality or suitability. NASDAQ OMX does not sponsor, endorse, sell or promote the portfolio or Our products. NASDAQ OMX MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE PORTFOLIO OR OUR PRODUCTS.
[5]	The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Constellation Investments, Inc. ("CINV") Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CINV. The S&P 500® Index Portfolio of AuguStar® Variable Insurance Products Fund, Inc. is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500® Index.
[6]	The S&P MidCap 400® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Constellation Investments, Inc. ("CINV") Standard & Poor's® and S&P®; are registered trademarks of Standard & Poor's Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by CINV. The S&P MidCap 400® Index Portfolio of AuguStar® Variable Insurance Products Fund, Inc. is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P MidCap 400® Index.
[7]	Fidelity, the Fidelity Investments Logo, Contrafund and Equity Income, are registered service marks of FMR LLC and Used with permission.
[8]	You could lose money by investing in the Fidelity VIP Government Money Market Portfolio. Although the fund seeks to preserve the value of Your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, and the fund's sponsor, have no legal obligation to provide financial support to the fund, and You should not expect that the sponsor will provide financial support to the fund at any time. The fund will not impose a fee upon the sale of Your shares, nor temporarily suspend Your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors. The 7-day yield is net of all recurring Contract fees and charges, is prorated and more closely reflects the current earnings of the Fidelity VIP Government Money Market Portfolio than the total return.
[9]	The Protected Benefit Base is a value used to determine Your Protected Lifetime Withdrawals and Protected Lifetime Income Amounts and the fees for Your Optional Benefits. It is adjusted over time by Purchase Payments, step-ups, or roll-ups and reduced proportionally by Excess and Pre-Lifetime Withdrawals. It is not the same as Your Contract Value. Please refer to the Protected Benefit Base in “Optional Benefits”. During the Charge Freeze Period, We will not increase the Protected Death Benefit fee.
[10]	This table discloses the guaranteed maximum charge for each Optional Benefit. For new Optional Benefit elections, current charges for the Optional Benefits are disclosed in the Rate Sheet Supplement. During the Charge Freeze Period, We will not increase the Optional Benefit fee. Thereafter, We may increase the Optional Benefit Fee by the Maximum Annual Optional Benefit Fee Adjustment amount up to the Maximum Optional Benefit Fee as identified in the Rate Sheet Supplement. More information about the Charge Freeze Period and adjustment to the Maximum Optional Benefit Fee may be found in Optional Benefit Fee of “Fees and Charges of the Contract”. You may elect only one Optional Benefit.
[11]	Protector and the Protected Death Benefit are not available for Joint Covered Lives. If You elect Protector, You will pay both the Optional Benefit Fee and the Protected Death Benefit Fee. The Protected Death Benefit Fee is only applicable to Protector. You cannot opt out of increases to the Protected Death Benefit Fee.
[12]	The Protected Death Benefit Base is a value used to determine Your Protected Death Benefit. It is not the same as Your Contract Value. Please refer to Protector in “Optional Benefits”.
[13]	Current annual charges for the Optional Benefits are provided in the Rate Sheet Supplement, which must accompany this prospectus and is also available at www.augustarfinancial.com/starstream.